File No. 33-53698
                                                     and 811-7322

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                       ____________________

                             FORM N-1A
                      REGISTRATION STATEMENT
                 UNDER THE SECURITIES ACT OF 1933 [X]

                  Pre-Effective Amendment No. __       [   ]
                  Post-Effective Amendment No.  5      [X]

                              and/or

                      REGISTRATION STATEMENT
             UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                          Amendment No. 6
                 (Check Appropriate Box or Boxes)
                       ____________________

          CANANDAIGUA NATIONAL COLLECTIVE INVESTMENT FUND
                FOR          QUALIFIED         TRUSTS

        (Exact Name of Registrant as Specified in Charter)

         72 SOUTH MAIN STREET, CANANDAIGUA, NEW YORK 14424
       (Address of Principal Executive Office and Zip Code)

     REGISTRANT'S TELEPHONE NUMBER: 1-800-724-2621 (EXT. 216)
                       ____________________

                    Robert G. Sheridan, Cashier
          The Canandaigua National Bank and Trust Company
                       72 South Main Street
                    CANANDAIGUA, NEW YORK 14424
              (Name and Address of Agent for Service)

                             Copy to:
                          Thomas P. Young, Esq.
                      Underberg & Kessler LLP
                         1800 Chase Square
                     Rochester, New York 14604

                     (Continued on next page)


           Approximate Date of Proposed Public Offering:
              Registration Statement Became Effective
                         December 11, 1992

      It is proposed that this filing will become effective:
                      (Check appropriate box)

          [ X ] Immediately upon filing pursuant to Paragraph (b)
          [   ] On [date] pursuant to Paragraph (b)
          [   ] 60 Days After Filing pursuant to Paragraph (a)(1)
          [   ] On [date] pursuant to Paragraph (a)(1)
          [   ] 75 days after filing pursuant to Paragraph (a)(2)
          [   ] On [date] pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:
          [   ] This post-effective amendment designates  a  new  effective date for a previously filed post-effective amendment.

 CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                          PROPOSED            PROPOSED
  TITLE OF                                 MAXIMUM             MAXIMUM            AMOUNT
 SECURITIES            AMOUNT             OFFERING            AGGREGATE             OF
    BEING               BEING               PRICE             OFFERING          REGISTRATION
 REGISTERED          REGISTERED           PER UNIT              PRICE               FEE
    Units            Indefinite*             N/A                 N/A                  $ **
____________        ____________        ____________        ____________       ____________

_______________________________
* An indefinite number of units of beneficial interest in the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.

** The Registrant's Rule 24f-2 Notice for its fiscal year ended December 31, 1996 will be filed no later than June 30, 1997, together with the payment of any applicable registration fee at that time.

G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                       CROSS REFERENCE SHEET

                              PART A


N-1A  ITEM NO.         DESCRIPTION                       LOCATION (CAPTION)
   Item 1.             Cover Page                        Cover Page
   Item 2.             Synopsis                          Prospectus Summary
   Item 3.             Condensed Financial Information   Fee   Table;   Supplementary   Financial
                                                         Information
   Item 4.             General Description of Registrant Investment Objectives and Policies; Investment
                                                         Restrictions
   Item 5.             Management of the Fund            Administration of the Collective Trust
   Item 6.             Capital     Stock    and    Other Cover Page; Investment in the Collective
                       Securities                        Trust; General Information
   Item 7.             Purchase of Securities Being      Cover Page; Investment in the Collective
                       Offered                           Trust; Valuation of Units
   Item 8.             Redemption or Repurchase          Investment   in  the  Collective  Trust;
                                                         Valuation of Units
   Item 9.             Pending Legal Proceedings         Not Applicable

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
CROSS REFERENCE SHEET

   PART B

N-1A ITEM NO.          DESCRIPTION                       LOCATION (CAPTION)
   Item 10             Cover Page                        Cover Page
  Item 11.             Table of Contents                 Table of Contents
  Item 12.             General Information and History   Not Applicable
  Item 13.             Investment     Objectives     and Investment   Objectives   and  Policies;
                       Policies                          Investment Restrictions
  Item 14.             Management of the Fund            Administration  of the Collective Trust;
                                                         Supervisory  Committee   and   Officers;
                                                         Other Officers
  Item 15.             Control Persons and Principal     General Information
                       Holders of Securities
  Item 16.             Investment Advisory and Other     Investment   in  the  Collective  Trust;
                       Services                          Administration  of the Collective Trust;
                                                         The Trustee; General Information
  Item 17.             Brokerage Allocation              Portfolio Transactions
  Item 18.             Capital     Stock    and    Other Investment   in  the  collective  Trust;
                       Securities                        General Information
  Item 19.             Purchase,  Redemption and Pricing Investment   in  the  Collective  Trust;
                       of Securities Being Offered       Valuation of Units
  Item 20.             Tax Status                        Tax Information
  Item 21.             Underwriters                      Not Applicable
  Item 22.             Calculation of Performance Data   Supplementary   Financial   Information;
                                                         Performance Data
     Item 23.             Financial Statements              Financial Statements

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
                            PROSPECTUS

          CANANDAIGUA NATIONAL COLLECTIVE INVESTMENT FUND
                       FOR QUALIFIED TRUSTS
                       72 South Main Street
                   Canandaigua, New York  14424
             Telephone No.: 1-800-724-2621 (Ext. 216)


     The Canandaigua National Collective Investment Fund for Qualified Trusts (the "Collective Trust"), also known as the Canandaigua National Bank Retirement Portfolios, is registered with the Securities and Exchange Commission (the "SEC") as an open-end diversified management investment company. The Canandaigua National Bank and Trust Company is the trustee (in such capacity, the "Trustee", otherwise "Canandaigua National") of the Collective Trust. For purposes of the Securities Act of 1933 (the "Securities Act"), Canandaigua National may be considered by the SEC to be the principal underwriter for the Collective Trust.

     Generally, for Federal income tax purposes, money invested in the Collective Trust and income earned by the Collective Trust will not be taxable to an investor until such investor receives a distribution from the Collective Trust. Under the Tax Reform Act of 1986, contributions for calendar year 1987 and subsequent years by certain investors in individual retirement accounts are no longer deductible. However, the income earned on such contributions will not be taxable to the investor until the investor receives a distribution from the Participating Trust. The Collective Trust consists of two Retirement Portfolios, each with a different investment objective, for investment of retirement funds held in certain Qualified Trusts. "Qualified Trusts" include individual retirement trust accounts established under trust agreements with Canandaigua National as trustee ("Canandaigua National IRAs"), and single or commingled pension or profit-sharing trusts, including 401(k) plans, 403(b) plans, and corporate pension or profit-sharing trusts and pension or profit-sharing trusts benefiting one or more self-employed individuals (generally referred to as HR 10 or Keogh plans), established under trust agreements with Canandaigua National as trustee ("Canandaigua National Pension Trusts"). Qualified Trusts may select one or both Retirement Portfolios and may transfer retirement funds from one Retirement Portfolio to the other.

     The BOND PORTFOLIO seeks to earn a high level of current income with consideration also given to safety of principal.

     The EQUITY PORTFOLIO seeks long term growth of asset values through capital appreciation and dividend income.

     RETIREMENT FUNDS INVESTED IN THE RETIREMENT PORTFOLIOS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CANANDAIGUA NATIONAL BANK AND TRUST COMPANY, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     Units of beneficial  interest  in the Collective Trust, which are sold
without a sales charge, are available  only  to  Qualified  Trusts.   There
currently is no fee for establishing or maintaining a Qualified Trust.

     This Prospectus sets forth concisely information about the Collective Trust that an investor ought to know before investing. Please read and retain this Prospectus for future reference. Before investing in the Collective Trust, each investor should assess the suitability of the Collective Trust and the individual Retirement Portfolios for such investor. The Collective Trust has filed with the SEC a Statement of Additional Information, dated April 29, 1997 ("Statement of Additional Information"), which sets forth additional and more detailed information with respect to the Collective Trust. The information in the Statement of Additional Information is incorporated by reference in this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling the Canandaigua National Investment Department at 1-800-724-2621 (Ext. 216). Also, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information as well as other information about the Collective Trust filed electronically with the SEC.


       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
         SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
               PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                  PROSPECTUS.  ANY REPRESENTATION TO THE
                      CONTRARY IS A CRIMINAL OFFENSE.


           The date of this Prospectus is April 29, 1997

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
                         TABLE OF CONTENTS


                                                         PAGE NO.

FEE TABLE                                                       5
PROSPECTUS SUMMARY                                              6
SUPPLEMENTARY FINANCIAL INFORMATION                             8
THE COLLECTIVE TRUST                                            9
INVESTMENT OBJECTIVES AND POLICIES                             10
   RETIREMENT PORTFOLIOS                                       10
   BOND PORTFOLIO                                              10
   EQUITY PORTFOLIO                                            12
   OTHER INVESTMENT POLICIES                                   13
INVESTMENT IN THE COLLECTIVE TRUST                             14
   ELIGIBILITY FOR ADMISSION (QUALIFIED TRUSTS)                14
      CANANDAIGUA NATIONAL IRAS                                14
      CANANDAIGUA NATIONAL PENSION TRUSTS                      15
   PURCHASES (ADMISSIONS)                                      15
   WITHDRAWALS (REDEMPTIONS)                                   16
      CANANDAIGUA NATIONAL IRAS                                16
      CANANDAIGUA NATIONAL PENSION TRUSTS                      16
   EXCHANGE PRIVILEGE                                          17
ADMINISTRATION OF THE COLLECTIVE TRUST                         18
   SUPERVISORY COMMITTEE                                       18
   THE TRUSTEE                                                 18
   INVESTMENT MANAGEMENT                                       18
   COMPENSATION OF THE TRUSTEE; EXPENSES                       19
   GLASS-STEAGALL ACT CONSIDERATIONS                           20
TAX INFORMATION                                                22
PERFORMANCE DATA                                               22
GENERAL INFORMATION                                            23
   DESCRIPTION OF VOTING RIGHTS                                23
   PARTICIPANT LIABILITY                                       24
   CUSTODIAN AND UNITHOLDER ACCOUNT SERVICER                   24
APPENDIX                                                       25


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
NO PERSON HAS BEEN AUTHORIZED IN CONNECTION WITH THE OFFERING MADE HEREBY TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES, OR AN OFFER TO OR A SOLICITATION OF ANY PERSON IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

SHARES OF THE CANANDAIGUA NATIONAL COLLECTIVE INVESTMENT FUND FOR QUALIFIED TRUSTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CANANDAIGUA NATIONAL BANK AND TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                             FEE TABLE

UNITHOLDER TRANSACTION EXPENSES:

     There are no sales charges, redemption or exchange fees, or unitholder transaction expenses for the Collective Trust.

ANNUAL FUND OPERATING EXPENSES:

     The following table shows the recurring and nonrecurring expenses applicable to units during the Collective Trust's most recent year of operation:

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
AVERAGE NET ASSETS) FOR THE YEAR ENDED DECEMBER 31,
1996:
                                                        BOND                 EQUITY
               Management                Fees           0.50%                1.00%
               Rule         12b-1        Fees           0.00%                0.00%
Other Expenses
               Custodial                 Fees           0.50%                0.03%
               Shareholder   Servicing  Costs           0.00%                0.00%
               Other                                    0.09%                0.09%

               Total      Other      Expenses           0.59%                0.12%
Total       Fund      Operating      Expenses           1.09%*               1.12%*

____________________
* The maximum annual operating expenses which may be charged to units in a year is 1.5% of average net assets.


Example:

                                        1 Year       3 Years       5 Years      10 Years
You would pay the following expenses
on a $1,000 investment, assuming 5%
annual return and a maximum of 1.5%
annual expense.  The expenses would
be the same for each time period
whether or not redemption occurred
at the end of the period:               $15.75        $48.89         $84.33        $184.13

Investment at End of Period
After Expenses:                         $1,034.25     $1,106.30      $1,183.39     $1,400.41

     The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Collective Trust will bear directly or indirectly. The example should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.


                        PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by the more detailed information which appears elsewhere in this Prospectus and in the Statement of Additional Information.

THE COLLECTIVE TRUST

     The Canandaigua National Collective Investment Fund for Qualified Trusts (the "Collective Trust") is an open-end diversified management investment company offering two Retirement Portfolios: the Bond Portfolio and the Equity Portfolio. The Canandaigua National Bank and Trust Company ("Canandaigua National") is the Trustee of the Collective Trust under a Declaration of Trust dated September 9, 1992, acts as investment manager and administrator of the Collective Trust and provides Unitholder account services. Canandaigua National may be considered by the SEC to be the principal underwriter of the Collective Trust.

     As compensation for these services, the Trustee is paid with respect to each Retirement Portfolio a monthly management fee at the annual rate of 1.00% of the average daily net assets of such Retirement Portfolio. Currently, the Supervisory Committee has approved a reduction of the fee for the Bond Portfolio to 0.50%. The Trustee's fee includes not only investment advisory services but fiduciary and administrative services. The total expenses for all such services is, therefore, somewhat lower than the total of such expenses for most mutual funds. For additional information relating to Canandaigua National's fee, see "ADMINISTRATION OF THE COLLECTIVE TRUST -- COMPENSATION OF THE TRUSTEE; EXPENSES."


QUALIFIED TRUSTS

     The Collective Trust is designed for the investment of retirement funds held in certain Qualified Trusts.


     "Qualified Trusts" include individual retirement trust accounts established under trust agreement with Canandaigua National as trustee, and single or commingled pension or profit-sharing trusts, 401(k) plans, 403(b) plans, and corporate pension or profit-sharing trusts and pension or profit-sharing trusts benefiting one or more self-employed individuals (generally referred to as HR 10 or Keogh Plans), established under trust agreements with Canandaigua National as trustee. See "INVESTMENT IN THE COLLECTIVE TRUST -- ELIGIBILITY FOR ADMISSION (QUALIFIED TRUSTS)."


INVESTMENT OBJECTIVES AND POLICIES

     The Collective Trust offers two Retirement Portfolios each with a different investment objective. A Qualified Trust may invest in one or both Retirement Portfolios and may transfer retirement funds from one Retirement Portfolio to the other. There can be no assurance that the investment objective of either Retirement Portfolio can be obtained.

     BOND PORTFOLIO. The Bond Portfolio seeks to earn a high level of current income with consideration also given to safety of principal. Investment emphasis is on fixed-income securities, primarily debt securities, such as bonds, notes and debentures, issued by United States corporations, bonds and notes issued or guaranteed by the United States Government or its agencies or instrumentalities and preferred stock of United States corporations.

     EQUITY PORTFOLIO. The Equity Portfolio seeks long-term growth of asset value through capital appreciation and dividend income, by investing in a diversified group of companies. Primary investment emphasis will be on common stocks.

INVESTMENT IN THE COLLECTIVE TRUST

     The minimum initial investment for the purchase of units of each Retirement Portfolio is $250.00. Subsequent investments are subject to a minimum of $50.00. The purchase price per unit of each Retirement Portfolio will be the net asset value per unit next computed after receipt of a purchase order. Certain purchase orders for Canandaigua National IRAs cannot be deemed received until seven days after establishment of the IRA. See "INVESTMENT IN THE COLLECTIVE TRUST -- PURCHASES (ADMISSIONS)."

REDEMPTIONS AND EXCHANGES

     All or a portion of the units held in the Collective Trust can be redeemed at any time. The redemption price will be the net asset value per unit next computed after receipt of a redemption order. See "INVESTMENT IN THE COLLECTIVE TRUST -- WITHDRAWALS (REDEMPTIONS)."

     Units in either Retirement Portfolio may be exchanged without cost for units in the other Retirement Portfolio. Any exchange will be based on the respective net asset values of the units involved next computed after receipt of an exchange order. See "INVESTMENT IN THE COLLECTIVE TRUST EXCHANGE PRIVILEGE."

RISK FACTORS

     The value of the Bond Portfolio's fixed income securities can be expected to vary inversely with changes in the prevailing interest rates. In addition, lower-rated securities in which the Portfolio may invest may be lacking certain protective elements and may be subject to greater investment risk over an extended period. As a result, investment in the Bond Portfolio should not be considered a complete investment program. See "BOND PORTFOLIO RISK FACTORS."

     The Equity Portfolio will invest in securities whose market values will fluctuate daily. Further, it is expected that the Portfolio will have a dollar weighted volatility somewhat higher than the stock market as a whole. Although the Trustee seeks to reduce the risks associated with investing in equity securities through diversification, quality criteria and other investment policies, there can be no assurance that the Equity Portfolio will achieve its objectives. Investors should not consider the Equity Portfolio to be a complete investment program. See "EQUITY PORTFOLIO RISK FACTORS."

     Because the dollar weighted average maturity of the Bond Portfolio is not expected to exceed ten years, and because the volatility of the Equity Portfolio is expected to be slightly greater than for the stock market as a whole, the net asset value of the Bond Portfolio is likely to be more stable than the net asset value of the Equity Portfolio. However, assuming that markets are efficient in compensating higher risk with higher return, historical evidence would suggest that a well diversified equity portfolio with higher than average volatility might produce a higher total return over an extended period than a bond portfolio having an average maturity of less than ten years.


     RETIREMENT FUNDS INVESTED IN THE RETIREMENT PORTFOLIOS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CANANDAIGUA NATIONAL BANK AND TRUST COMPANY, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                SUPPLEMENTARY FINANCIAL INFORMATION

     The financial information in the table below has been audited in conjunction with the annual audit of the financial statements of the Collective Trust by Morga, Jones & Hufsmith P.C., independent auditors. Financial statements for the year ended December 31, 1996 and the independent auditors' report thereon are included in the Statement of Additional Information.

                               BOND PORTFOLIO                 EQUITY PORTFOLIO
                             For the Year Ended              For the Year Ended
                                December 31,                    December 31,
                                    1996             1995          1996        1995
SELECTED DATA FOR A UNIT OF
BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT THE YEAR:
INCREASE (DECEASE) IN NET ASSET
VALUE:

Investment income                    $ 0.75           $0.91          $0.18      $0.18
Total expenses                        (0.13)          (0.10)         (0.17)     (0.14)
Investment income - net                0.62            0.81           0.01       0.04
Realized and unrealized gain
(loss) on investments - net           (0.33)           1.43           2.95       2.78
Net increase in net
asset value                            0.29            2.24           2.96       2.82

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Investment income - net                N/A             N/A             N/A       N/A
Realized gain on investments -net      N/A             N/A             N/A       N/A

Net decrease in net asset value        N/A             N/A             N/A        N/A
resulting from dividends and
distributions

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
NET ASSET VALUE:
Total increase in net asset value      0.29            2.24            2.96       2.82

Beginning of year                     12.25           10.01           13.71      10.89

End of year                           12.54           12.25           16.67      13.71
Number of shares outstanding at
end of year                           39,981          33,340         758,660     615,264

SIGNIFICANT RATIOS:
Total expenses to average net
assets                                1.09%            0.89%            1.12%     1.11%

Net investment income
to average net assets                 5.17%            7.11%            0.03%      0.32%

Portfolio turnover                    30.46%          14.13%            337.27%   375.30%

Total Annual Return                    2.37%          22.38%             21.59%    25.90%

Average Commission Rate Paid            -0-             -0-             -0-          -0-


        The Collective Trust's 1996 Annual Report to Unitholders contains additional performance information that will be made available, without charge, upon request to the Canandaigua
National   Investment   Department,  72  South   Main   Street,
Canandaigua, New York 14424.


                       THE COLLECTIVE TRUST

     The Canandaigua National Collective Investment Fund for Qualified Trusts (the "Collective Trust") is a trust established under the laws of the State of New York by The Canandaigua National Bank and Trust Company, the Trustee, under a Declaration of Trust dated September 9, 1992. The Collective Trust offers two Retirement Portfolios, each with a different investment objective, for the investment of retirement funds held in Qualified Trusts. Each Retirement Portfolio is represented by a separate series of units of beneficial interest in the Collective Trust.

     Only Qualified Trusts can participate in the Collective Trust. Qualified Trusts which have been admitted to the Collective Trust are referred to as "Participating Trusts." An individual for whose benefit a Participating Trust is maintained, or who may be entitled to receive benefits from a Participating Trust, is referred to as a "Participant."


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
                INVESTMENT OBJECTIVES AND POLICIES

RETIREMENT PORTFOLIOS

     The Collective Trust offers two Retirement Portfolios, each with a different investment objective. A Qualified Trust may invest in one or both Retirement Portfolios and may transfer retirement funds from one Retirement Portfolio to the other. Since each of the Retirement Portfolios will pursue different types of investments, the risks of participating in the Collective Trust will vary depending on the Retirement Portfolio or Portfolios chosen. Although one of the Retirement Portfolios may provide greater stability of unit value than the other, the unit value of each of the Portfolios is subject to change. Before selecting a Retirement Portfolio or Portfolios, the risks associated with the types of investments made by the Retirement Portfolios should be assessed. There can be no assurance that the investment objective of either Retirement Portfolio will be attained.

     Current income earned by the Retirement Portfolios will be for reinvestment and further accumulation of assets for retirement. Accordingly, no current income will be distributed. Thus, current income will be reinvested by the Retirement Portfolios and reflected in an increase in net asset value per unit. This policy is unlike that of most investment companies which, unlike the Collective Trust, would be taxed on all income not distributed to shareholders.

BOND PORTFOLIO

     The Bond Portfolio seeks to earn a high level of current income with consideration also given to safety of principal. Investment emphasis is on fixed-income securities, primarily debt securities, such as bonds, notes and debentures, issued by United States corporations, bonds and notes issued or guaranteed by the United States Government or its agencies or instrumentalities and preferred stock of United States corporations. Debt obligations issued or guaranteed by the United States Government provide greater safety of principal but also generally provide lower current income than debt obligations of corporations. They include issues of the U.S. Treasury such as bills, notes and bonds and issues of agencies and instrumentalities of the U.S. Government which are established under the authorities of an act of Congress. They include securities issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation and the Student Loan Marketing
Association. Some of these securities such as debenture obligations of the Farmers Home Administration and securities of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others such as obligations of the Federal Home Loan Banks are supported by the right of the issuer to borrow from the U.S. Treasury; others such as those of the Federal Farm Credit Banks are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations. Still others such as those of the Student Loan Marketing Association are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to any of the foregoing when not obligated to do so by law. The Bond Portfolio will invest in debt securities of United States corporations only if at the time of purchase they carry a rating of at least "Baa" from Moody's Investors Services, Inc. or "BBB" from Standard & Poor's Corporation. Debt securities carrying a rating of "Baa" from Moody's Investor Services Inc. or "BBB" from Standard & Poor's Corporation have speculative characteristics. See "APPENDIX" for an explanation of the ratings. A reduction below such rating for any debt security owned will not require disposition of the security. The Bond Portfolio's investments in securities other than debt of United States corporations and debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (e.g., preferred stock and all securities of foreign issuers) will be in those securities which, in the judgment of the Trustee, would be of comparable quality to U.S. securities in which the Bond Portfolio may invest, i.e., those securities having a rating of "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. This judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations. At least 65% of the value of the total assets of the Bond Portfolio will, under normal market conditions, be invested in bonds or debentures.

     The only non-interest paying securities to be held in the Bond Portfolio will be (a) zero-coupon obligations of corporations, and (b) obligations evidencing ownership of future interest and principal payments on United States Treasury Bonds. Such zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on the zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the Trustee considers the yield spread between these obligations and coupon issues of the United States government and United States corporations to be advantageous, giving consideration to the differing durations of the zero coupon obligations and the coupon issues. The Bond Portfolio will only purchase zero-coupon obligations if at the time of purchase such investments constitute less than 5% of the value of the Bond Portfolio's total assets. Various forms of obligations exist to evidence future interest or principal payments on Treasury securities. Typically such obligations take the form of custodial receipts issued pursuant to a custody agreement which evidence ownership of future interest and principal payments on treasury securities deposited with the custodian. The interest and principal payments on the underlying treasury securities are direct obligations of the United States.

     The Bond Portfolio will not invest in securities of foreign issuers.

     The Bond Portfolio will not invest in puts, calls or other futures contracts.

     A portion of the Bond Portfolio may be held in "cash equivalents." Except when the Trustee, as investment manager of the Bond Portfolio, assumes a temporary defensive position, the Portfolio's investment in cash equivalents will not exceed 35% of the Portfolio's total assets. Cash equivalents are short-term, interest-bearing instruments in which funds are invested temporarily pending longer-term investment or in which funds are invested when market conditions dictate a "defensive" investment strategy. The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances and United States Treasury Bills.

     The Bond Portfolio will invest primarily in fixed-income securities with a maturity in excess of one year. However, fixed-income securities can have maturities as long as 30 or more years. The average maturity of securities in the Bond Portfolio will be based primarily upon the Trustee's expectations for the future course of interest rates and then prevailing price and yield levels in the fixed-income market, and it is expected that the dollar weighted average maturity of the Bond Portfolio will not exceed ten years. The limitation of the average maturity of the Portfolio is expected to provide a more stable net asset value than would be the case with a longer term portfolio.

BOND PORTFOLIO RISK FACTORS. Changes in interest rates will cause the value of securities held in the Bond Portfolio to vary inversely to changes in prevailing interest rates. If, however, a security is held to maturity, no gain or loss will be realized as a result of changes in prevailing rates. The value of these securities will also be affected by general market and economic conditions and by the creditworthiness of the issuer. Fluctuations in value of the Bond Portfolio's securities will cause net asset value per unit to fluctuate. By stressing current yield through fixed-income securities, the Bond Portfolio may provide greater stability of unit value than the Equity Portfolio. However, retirement funds invested in the Bond Portfolio should not be expected to appreciate in value to the same extent as funds in the Equity Portfolio since there will be minimal participation in the general equity markets. See "RISK FACTORS" in the PROSPECTUS SUMMARY.

EQUITY PORTFOLIO

     The Equity Portfolio seeks long-term growth of asset values, through capital appreciation and dividend income, by investing in a diversified group of companies. Primary investment emphasis will be on common stocks. At least 65% of the value of the total assets of the Equity Portfolio will, under normal market conditions, be invested in equity-based securities, which consist of common stocks as well as debt securities and preferred stocks which are convertible into common stocks. Normally, investments of the Equity Portfolio in cash equivalents will not exceed 35% of its assets. However, when market conditions dictate a temporary "defensive" investment strategy, the Trustee may decide to hold a portion of the Equity Portfolio, without limitation on amount, in cash equivalents. Such a decision, although not offering the opportunity for capital appreciation, might be deemed prudent to protect net asset values. See "INVESTMENT OBJECTIVES AND POLICIES -- BOND PORTFOLIO," for a definition of "cash equivalents."

     Equity securities of a company will be selected considering such factors as the sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides; the financial condition of the company and its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the securities, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate for the company and the relation of those figures to the current price. It is expected that the volatility of the Equity Portfolio will be slightly greater than that of the stock market as a whole. The Equity Portfolio is not expected to be invested in initial public offerings, illiquid stocks or stocks having a price of less than $5.00 per share.

     In general, the Equity Portfolio will not invest in securities that have, in the Trustee's judgment, a high level of debt as a percentage of their total market capitalization. The Trustee will generally seek to purchase securities that have lower price to earnings multiples than the market as a whole. Ratios such as market price to book value, market price to cash flow, and price to earnings will be considered in selecting securities for the Equity Portfolio. In addition, factors such as institutional ownership positions and analyst coverage (each in relation to market ratios) will be considered. In order to limit the level of risk, the Portfolio will be invested in different industries so that the value of the Portfolio's total assets invested in issuers conducting their principal business activities in the same industry ordinarily does not exceed 25% of the Portfolio at the time of the purchase.

     The Equity Portfolio will not invest in securities of foreign issuers.

     The Equity Portfolio will not invest in puts, calls and other futures contracts.

EQUITY PORTFOLIO RISK FACTORS. The Equity Portfolio will invest in securities whose market values will fluctuate daily. Further, it is expected that the Portfolio will have a dollar weighted volatility somewhat higher than the stock market as a whole. Although the Trustee will seek to reduce the risks associated with investing in equity securities through diversification, quality criteria, and the other investment policies discussed herein, there can be no assurance that the Equity Portfolio will achieve its objectives. Because the Equity Portfolio will participate in the equity markets, it may provide greater potential for capital appreciation and growth of current income over the long term than the Bond Portfolio. However, the Equity Portfolio will generally have a more volatile unit value and lower current yield than the Bond Portfolio. See "RISK FACTORS" in the PROSPECTUS SUMMARY.

OTHER INVESTMENT POLICIES

     The Retirement Portfolios may each enter into repurchase agreements. Under these agreements, a Retirement Portfolio purchases securities from a bank, broker-dealer, savings and loan association or other recognized financial institution with a concurrent obligation of the seller to repurchase them within a specified time at a fixed price (equal to the purchase price plus interest). Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Repurchase agreements maturing in more than seven days will not exceed 10% of the value of the total assets of any Retirement Portfolio. Repurchase agreements will be entered into only for debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. Certificated securities must be placed in the physical possession of the custodian of the assets of the Collective Trust. Uncertificated securities, such as Treasury Bills and most agency issues, which are recorded by book-entry on the records of the Federal Reserve Banks, must be transferred to the custodian by appropriate entry in the Federal Reserve Bank's records. If the value of the securities purchased should decline below the sales price, additional securities sufficient to make the value of the securities equal to the sales price must be deposited with the custodian. If the seller defaults, the Investment Portfolio might incur a loss if the value of the securities securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the securities by the Retirement Portfolio may be delayed or denied.

     Except after obtaining Unitholder approval, the Retirement Portfolios will limit their total borrowing to 5% of the
Portfolios' combined net assets. Borrowing by a Retirement Portfolio will be done only for temporary purposes, and all borrowings by a Portfolio will be repaid before additional investments are made by that Portfolio.

     In accordance with Section 5.2(c) of the Declaration of Trust and applicable regulations of the Comptroller of the Currency, the Retirement Portfolios' assets may be placed in deposits with Canandaigua National pending investment or distribution.

     The foregoing investment objectives and related policies are not fundamental and may be changed by the Trustee without the approval of the holders of a majority of the outstanding units of the affected Retirement Portfolio or Portfolios.

                INVESTMENT IN THE COLLECTIVE TRUST

ELIGIBILITY FOR ADMISSION (QUALIFIED TRUSTS)

   Only  Qualified  Trusts   are  eligible  to  invest  in  the
Collective Trust.  Qualified Trusts are:

   - Individual retirement trust accounts established under trust agreements with Canandaigua National as trustee and maintained in conformity with Section 408(a) of the Internal Revenue Code ("Canandaigua National IRAs") and


   - Single or commingled pension or profit-sharing trusts, including corporate pension or profit-sharing trusts and pension or profit-sharing trusts benefiting one or more self-employed individuals established under trust agreements with Canandaigua National as trustee and maintained in conformity with Section 401(a) of the Internal Revenue Code ("Canandaigua National Pension Trusts").

A Qualified Trust may continue to participate in the Collective
Trust  only  so  long as it continues to be a Qualified  Trust.
Maintenance of Qualified Trust status is a prerequisite to all transactions with the Collective Trust described below.

     CANANDAIGUA NATIONAL IRAS

     An individual who wishes to participate in the Collective Trust through an IRA but who does not have a Canandaigua National IRA must establish a Canandaigua National IRA. The Canandaigua National IRA documents, which consist of an IRA application, an IRA trust agreement with Canandaigua National as trustee and an IRA disclosure statement describing eligibility for, amounts of and deadlines for making contributions to, and rules regarding distributions from, a Canandaigua National IRA, can be obtained from any Canandaigua National branch or by calling 1-800-724-2621 (Ext. 216). Completed Canandaigua National IRA applications can be returned in person to designated Canandaigua National branches or by mail to the Canandaigua National Investment Department, 72 South Main Street, Canandaigua, New York 14424. For further information, call Canandaigua National at 1-800-724-2621 (Ext.
216).

     Once  an individual has established a Canandaigua National
IRA, the individual  may  elect  to have all or part of his/her
Canandaigua National IRA invested in one or both of the Retirement Portfolios.

     A Canandaigua National IRA under which Canandaigua National acts as custodian rather than as trustee must be modified so that Canandaigua National is acting as a trustee in order for the Canandaigua National IRA to be entitled to invest in one or more of the Retirement Portfolios. Such a modification entails no costs to the holder of the IRA.

     CANANDAIGUA NATIONAL PENSION TRUSTS

     A Canandaigua National Pension Trust will be entitled to invest in one or both of the Retirement Portfolios if it contains an appropriate provision authorizing the investment of all or a portion of its assets in a commingled trust maintained by Canandaigua National, such as the Collective Trust. Generally, each participant in a Canandaigua National Pension Trust may elect to have all or part of his interest in the Canandaigua National Pension Trust invested in one or both of the Retirement Portfolios. However, this may vary, depending upon the terms of the Canandaigua National Pension Trust. For example, the employer who established the Canandaigua National Pension Trust or a committee appointed by the employer may have the power to decide whether to invest in one or both of the Retirement Portfolios.

PURCHASES (ADMISSIONS)

     A Qualified Trust which wishes to invest in one or both of the Retirement Portfolios may purchase units of and will thereby be admitted to participation in the Collective Trust by completing the appropriate form to indicate that it wishes to invest in the Collective Trust and, after the Canandaigua National Investment Department has acknowledged receipt of the form, calling the Canandaigua National Investment Department at 1-800-724-2621 (Ext. 216). In order for Canandaigua National to invest all or a part of the assets of a Qualified Trust in the Collective Trust, the amount to be so invested must have been previously received by Canandaigua National as trustee of the Qualified Trust. Because a Canandaigua National IRA may be cancelled within seven days after it is set up, a Qualified Trust may not invest in any Canandaigua National Investment Department selection until this cancellation right no longer exists. Because a cancellation is effective if mailed to Canandaigua National on the seventh day, Canandaigua National will not permit the purchase of any Canandaigua National Investment Department selections until ten business days after a Canandaigua National IRA has been opened. If a Qualified Trust has not indicated on the appropriate form that it wishes to invest in the Collective Trust, it may obtain a new form, on which it may so indicate, from any Canandaigua National branch or by calling 1-800-724-2621 (Ext. 216). Completed forms should be returned to the Canandaigua National Investment Department, 72 South Main Street, Canandaigua, New York 14424.

     The minimum initial investment  for  the purchase of units of each Retirement Portfolio is $250.00. Subsequent investments are subject to a minimum of $50.00. All funds will be invested in full and fractional units. The purchase price for units of each Retirement Portfolio will be the net asset value per unit next determined following processing of instructions to invest in the Collective Trust. Net asset value per unit of each Retirement Portfolio is determined by dividing the total value of the Portfolio's assets, less any liabilities, including the fee payable to the Trustee for advisory and other services, by the number of units of the Portfolio outstanding. Net asset value per unit is determined at 9:00 a.m. each day, eastern time, based on the data available as of 4:15 p.m. the previous business day. Purchases of units are subject to determination by the Trustee that the investment instructions are complete.

     Because units are not transferable, certificates representing units of the Collective Trust will not be issued. All units purchased are confirmed to Participating Trusts and credited to the accounts of the Participating Trusts on the Collective Trust's records.

     The Collective Trust reserves the right to its sole discretion to: (i) suspend the availability of its units; and
(ii) to reject requests for purchases when in the judgment of the Trustee such suspension or rejection is in the best interest of the Collective Trust.

WITHDRAWALS (REDEMPTIONS)

     All or a portion of the units held in the Collective Trust can be withdrawn (redeemed) at any time. A Qualified Trust can make withdrawals from the Collective Trust for the purpose of changing to another available investment option other than the Collective Trust by instructing Canandaigua National to withdraw units on behalf of the Qualifying Trust. Payment for units so withdrawn will be made to Canandaigua National as trustee of the Qualified Trust. A withdrawal from the Collective Trust may also be made for the purpose of making a distribution from the Qualified Trust which is invested in the Collective Trust. However, the time or times at which distributions can be made from a Qualified Trust will depend on the terms of the Qualified Trust.

     CANANDAIGUA NATIONAL IRAS

     If an individual who has established a Canandaigua National IRA which is invested in the Collective Trust wishes to make a withdrawal in order to receive a distribution from the Canandaigua National IRA, the individual must also make an appropriate request to receive a distribution from the Canandaigua National IRA. The payment by Canandaigua National from the Canandaigua National IRA will be made on the next business day after Canandaigua National as trustee of the Canandaigua National IRA receives the withdrawal from the Collective Trust. (A request for a distribution from a Canandaigua National IRA cannot be made by telephone. It can be made only by giving Canandaigua National an appropriate distribution request form.)

     CANANDAIGUA NATIONAL PENSION TRUSTS

     A withdrawal from the Collective Trust by a Canandaigua National Pension Trust which is invested in the Collective Trust may be made for the purpose of making a distribution to a Participant under the Canandaigua National Pension Trust. The payment by Canandaigua National from the Canandaigua National Pension Trust will be made on the next business day after Canandaigua National as trustee of the Canandaigua National Pension Trust receives the withdrawal from the Collective Trust. (A request for a distribution from a Canandaigua National Pension Trust cannot be made by telephone. It can be made only by giving Canandaigua National an appropriate distribution request form and any other documents which Canandaigua National reasonably requests.)

     Distribution request forms can be obtained from any Canandaigua National branch or by calling 1-800-724-2621 (Ext.
216). Completed forms and other documents can be returned in person to designated Canandaigua National branches or by mail to the Canandaigua National Investment Department, 72 South Main Street, Canandaigua, New York 14424. For further information, call Canandaigua National at 1-800-724-2621 (Ext.
216).

     The withdrawal price will be the net asset value per unit next computed after receipt of a withdrawal order. Net asset value per unit of each Retirement Portfolio is determined by dividing the total value of the Portfolio's assets, less any liabilities, including the fee payable to the Trustee for advisory and other services, by the number of units of the Retirement Portfolio outstanding. Withdrawals and distributions are subject to determination by Canandaigua National that the investment instructions or the distribution request form and other distribution documents, if any, are complete. The value of a unit on withdrawal may be more or less than the value upon purchase of the unit, depending upon the value at the time of withdrawal of the assets in the Retirement Portfolio from which the units are withdrawn.

     Payment to Canandaigua National as trustee of a Canandaigua National IRA or a Canandaigua National Pension Trust for units withdrawn will normally be made within one business day of receipt of instructions for withdrawal, but in no event will payment be made more than seven calendar days after receipt of instructions for withdrawal. Payment may also be delayed or the right of withdrawal from either Retirement Portfolio suspended at times when: (a) trading on the New York Stock Exchange is restricted or it is closed, for other than customary weekends and holidays; (b) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of a Retirement Portfolio not reasonably practicable; or (c) the SEC has by order permitted such suspension.

     The failure of a Canandaigua National IRA or Canandaigua National Pension Trust to continue to qualify as a Qualified Trust could result from actions taken by the Participant, in the case of a Canandaigua National IRA, or by the administrators or fiduciaries of a Canandaigua National Pension Trust. In that event, a determination of disqualification may be made by the Internal Revenue Service or by a court. If at any time a Canandaigua National IRA or Canandaigua National Pension Trust no longer qualifies as a Qualified Trust, Canandaigua National as trustee of the Canandaigua National IRA or Canandaigua National Pension Trust will withdraw all units of the Portfolio then held by the Canandaigua National IRA or Canandaigua National Pension Trust at the net asset value next determined after Canandaigua National is apprised of the disqualification. Payment for units withdrawn upon disqualification will be made in the same manner as described in the preceding paragraph for payment for units withdrawn upon request.

EXCHANGE PRIVILEGE

     Units in either Retirement Portfolio may be exchanged without cost for units in the other Retirement Portfolio.
Exchanges may be  effected  by calling the Canandaigua National
Investment Department at 1-800-724-2621 (Ext. 216).

     Any exchange will be based on the respective net asset values of the units involved next computed after receipt of an exchange order. Exchanges are subject to determination by the Trustee that the investment instructions are complete.

G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

              ADMINISTRATION OF THE COLLECTIVE TRUST

SUPERVISORY COMMITTEE

     The business and affairs of the Collective Trust are managed under the direction of the Supervisory Committee. The Supervisory Committee will perform the duties and undertake the responsibilities of the board of directors of an investment company.

THE TRUSTEE

     Subject to the direction of the Supervisory Committee, The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424, a wholly-owned subsidiary of Canandaigua National Corporation ("CNC"), acts as the trustee of the Collective Trust and, as such, manages all of the business and affairs of the Collective Trust, including investment management and administration. Canandaigua National is a commercial bank offering a wide range of banking services to its customers in the Canandaigua, New York area. As of December 31, 1996, Canandaigua National had assets of $361 million, loans of $255 million and deposits of $308 million, and provided personal, corporate and institutional investment management services for accounts having an aggregate market value of approximately $297 million.

     Canandaigua National has granted the Collective Trust the non-exclusive right to use the words "Canandaigua National" while the Collective Trust is engaged in business as a registered investment company, which right may be terminated by Canandaigua National in the event it ceases to serve as Trustee of the Collective Trust.

INVESTMENT MANAGEMENT

     Under the Management Agreement, the Trustee as investment manager manages the investment of the assets of each Retirement Portfolio in conformity with the stated objective and policies of that Portfolio. It is the responsibility of the Trustee to make investment decisions for the Retirement Portfolios and to provide continuous supervision of their investment portfolios. Canandaigua National provides these services principally through its Investment and Trust Departments.

     Within Canandaigua National's Investment and Trust Departments, Gregory S. MacKay and Robert J. Swartout are portfolio managers, respectively, for the Bond Portfolio and the Equity Portfolio, and have been such since the inception of the Collective Trust. Mr. MacKay is a Senior Vice President of Canandaigua National and a member of the Collective Trust's Supervisory Committee. Mr. Swartout is Vice President and Investment Officer of Canandaigua National and a member of the Collective Trust's Supervisory Committee. Both Mr. MacKay and Mr. Swartout have been officers of Canandaigua National for more than the past five years.

     The investment management services of the Trustee to the Collective Trust are not exclusive under the terms of the Management Agreement. The Trustee is free to, and does, render investment advisory services to others. Included among the Investment and Trust Departments' accounts are personal advisory accounts, trusts and estates, and pension and profit-sharing funds for corporations. These accounts have varying investment objectives.

     The Investment Department of Canandaigua National has responsibility for Canandaigua National's own investment portfolio, which is composed primarily of United States Government and tax-exempt securities. In acting for customers' accounts, the personnel of the Investment and Trust Departments independently consider their investment recommendations, decisions or positions with respect to such accounts. The Investment and Trust Departments will not execute any transactions of the Collective Trust with Canandaigua National or its affiliates and will only execute such transactions with unaffiliated dealers.

     Although it is unlikely, it is possible that the commercial banking division of the Trustee may have deposit, loan and other commercial banking relationships with issuers of securities purchased by the Collective Trust, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities purchased by the Collective Trust in primary public offerings. The Collective Trust will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used for this purpose. The Collective Trust and Canandaigua National will not act jointly to cause the Collective Trust to make investments which could benefit other commercial interests of Canandaigua National. The Trustee has advised the
Collective Trust that, in making investment decisions or formulating investment recommendations, the Trust Department will not obtain or use material inside information in the possession of any other division or department of the Trustee or from CNC or its subsidiaries or affiliates. The Trustee has also advised the Collective Trust that its investment personnel do not disclose any material inside information in their possession to any other division or department of Canandaigua National or to CNC or its subsidiaries or affiliates.

COMPENSATION OF THE TRUSTEE; EXPENSES

     The  Trustee  has  paid  and  will pay  or  reimburse  the
Collective  Trust  for  all  costs  and  expenses   arising  in
connection with the organization of the Collective Trust, including initial registration and qualification of the Collective Trust and the units under the federal securities laws and under other applicable regulatory requirements. The Trustee also pays all expenses incurred by it in connection with acting as investment manager, other than costs (including taxes and brokerage commissions, if any) of securities purchased for the Retirement Portfolios. Expenses incurred by the Trustee in connection with acting as investment manager include the costs of accounting, data processing, bookkeeping and internal auditing services, other than costs related to Unitholder account servicing, and rendering periodic and special reports to the Supervisory Committee. The Trustee pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred to below.

     As compensation for these services, the Trustee is paid with respect to each Retirement Portfolio a monthly management fee at the annual rate of 1.00% of the average daily net assets of such Retirement Portfolio. There is currently no separate fee for establishing a Canandaigua National IRA or Canandaigua National Pension Trust invested in the Collective Trust and no fees or expenses for participation in the Collective Trust are charged directly to the Participating Trusts. Canandaigua National reserves the right to seek changes in the management fee and to charge separate establishment and maintenance fees. Any such changes would be made only after prior notice and, in the case of the monthly management fee, after approval by the Supervisory Committee and by the Unitholders.

     Except for the expenses described above which have been assumed by the Trustee or Canandaigua National, all expenses incurred in administration of the Collective Trust are charged to the Collective Trust or a particular Retirement Portfolio, as the case may be, including the management fee; fees and expenses of members of the Supervisory Committee who are not affiliated with Canandaigua National; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Collective Trust and the units under federal and state law; expenses of issue, withdrawal and exchange of units; fees and disbursements of independent accountants and legal counsel; securities depositories, transfer agents and Unitholder account servicing organizations; expenses of preparing, printing and mailing prospectuses (except printing and mailing of prospectuses to persons who may establish Participating Trusts which are paid by Canandaigua National), reports, proxies, notices and statements sent to Participating Trusts; expenses of meetings of Participating Trusts; association membership dues; and insurance premiums. The Collective Trust is also liable for nonrecurring expenses, including litigation to which the Collective Trust is a party. Expenses incurred for the operation of a particular Retirement Portfolio, including the expenses of communications to Participating Trusts, are paid by that Retirement Portfolio. Expenses that are general liabilities of the Collective Trust are allocated among the Retirement Portfolios in proportion to the total net assets of each Retirement Portfolio in accordance with generally accepted accounting principles.

     The Trustee has agreed to reimburse the Collective Trust for the amount by which the expenses of the Collective Trust (including the management fee, but excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed the lower of: (1) 1.5% of the average daily value of the Collective Trust's net assets during such year; or (2) he most restrictive expense limitation applicable to the Collective Trust imposed by the securities laws of any state in which the Collective Trust is sold. Currently, no limitation applicable to the Collective Trust under any state law is lower than 1.5%.

GLASS-STEAGALL ACT CONSIDERATIONS

     The Comptroller of the Currency has to date approved the applications of several national banks to establish and maintain collective investment funds, similar to the Collective Trust, for the purpose of collectively investing assets received by each bank as trustee of individual retirement account trusts. In approving these applications, the Comptroller determined that the commingling of retirement trust assets by a national bank is a traditional bank fiduciary service explicitly authorized by the Comptroller's own regulations. The Comptroller also found that commingling of individual retirement trust assets by a bank through the vehicle of a collective investment fund was expressly recognized and confirmed by Congress in enacting the Employee Retirement Income Security Act of 1974; and that the commingling of individual retirement trust assets as part of a bona fide fiduciary service is consistent with the requirements of the Glass-Steagall Act as construed by the United States Supreme Court's 1971 decision in INVESTMENT COMPANY INSTITUTE
V. CAMP.

     The Investment Company Institute ("ICI") filed lawsuits in the United States District Court for the District of Columbia, the United States District Court for the Northern District of California, the United States District Court for the District of Connecticut and the United States District Court for the
Western District of North Carolina challenging the Comptroller's approval of certain of the aforementioned applications. The ICI alleged, among other things, that the Glass-Steagall Act prohibits a national bank from establishing and maintaining a collective investment fund for the collective investment of individual retirement trust account assets. The United States Court of Appeals for the District of Columbia, for the Second Circuit and for the Ninth Circuit, and the District Court for the Western District of North Carolina, each upheld the Comptroller's approval of a collective investment fund. Thereafter, the United States Supreme Court denied the ICI's request that the Supreme Court review the issues raised in these lawsuits.

     Canandaigua National has received an opinion of the Comptroller of the Currency to the effect that the proposed activities of the Collective Trust will not violate the Glass-Steagall Act. In addition, the Comptroller has granted Canandaigua National permission to operate the Collective Trust and has waived the provisions of the Comptroller's regulations (12 C.F.R 9.18(b)) to the extent necessary to permit compliance by Canandaigua National and the Collective Trust with the provisions of the Securities Act and the Investment Company Act. Canandaigua National believes that it may properly perform the investment advisory and administrative services contemplated by the Portfolio's Declaration of Trust and the Management Agreement and that Canandaigua National's personnel may serve as members of the Supervisory Committee and as officers of the Collective Trust without violating any section of the Glass-Steagall Act or other applicable banking laws or regulations. The members of the Supervisory Committee have advised Canandaigua National that they are willing to serve as such in reliance on the views of the Comptroller of the Currency and Canandaigua National. However, future administrative decisions or interpretations of present statutes and regulations or changes in such statutes or regulations could prevent Canandaigua National from continuing to perform some or all of the services under the Collective Trust's Declaration of Trust and the Management Agreement or prevent its personnel from serving in such capacities.

     If Canandaigua National personnel were prevented from serving as members of the Supervisory Committee or as officers of the Collective Trust, the Collective Trust would obtain non-Canandaigua National personnel to serve. If the Comptroller's decisions approving the establishment of collective funds for the purpose of collectively investing individual retirement trust assets were ultimately to be reversed, or if Canandaigua National were otherwise prevented from performing any of the services contemplated by the Declaration of Trust or the Agreement, the Collective Trust could consider the situation at that time and obtain another qualified person to perform the services or seek approval of the Participating Trusts to discontinue the Collective Trust. In such case, Canandaigua National has agreed to pay or reimburse the Collective Trust for all out-of-pocket expenses of the Collective Trust associated with finding another qualified person to perform services for the Collective Trust or to discontinue the Collective Trust. If the Collective Trust is discontinued, Participating Trusts will suffer no adverse tax consequences as long as assets are not distributed from a Canandaigua National IRA or Canandaigua National Pension Trust or, if a distribution is made, the distribution is reinvested in another individual retirement account or qualified retirement plan. If the
Collective Trust is discontinued, a Participating Trust may realize a loss if the amount received upon the discontinuance of the Collective Trust, which would be based on the market value of the securities in the Retirement Portfolio in which a Participating Trust is invested, is less than the amount invested.

                          TAX INFORMATION

     It is intended that the Collective Trust will be exempt from Federal income tax under Section 408(e) of the Internal Revenue Code with respect to interests in the Collective Trust which are attributable to individual retirement trust accounts maintained in conformity with Section 408(e) of the Internal Revenue Code and that the Collective Trust will be exempt from Federal income tax under Section 501(a) of the Internal Revenue Code with respect to interests in the Collective Trust which are attributable to pension or profit-sharing trusts (including those benefiting self-employed individuals) maintained in conformity with Section 401(a) of the Internal Revenue Code. It is also intended that the Collective Trust will not be subject to taxation in New York State. For federal income tax purposes, income earned by the Collective Trust will not be taxable to Participating Trusts or Participants until a Participant receives a distribution from the Collective Trust. Withdrawals from the Collective Trust which are paid to Participating Trusts can be made at any time by Participating Trusts without penalty and without the amount withdrawn being subject to Federal income tax. Reference should be made to "TAX INFORMATION" in the Statement of Additional Information for a more complete description of certain federal tax laws applicable to Qualified Trusts and the Collective Trust, including the effect of the Tax Reform Act of 1986 on contributions to the Collective Trust and distributions from the Collective Trust. Such information describes only certain federal tax considerations. It does not describe other tax laws such as state or local taxes, and does not describe fully taxation of distributions from a Qualified Trust. Participants who maintain a Canandaigua National IRA should read carefully the Canandaigua National IRA disclosure statement (the individual retirement account disclosure statement required by Internal Revenue Service regulations) for more complete information and should consult their individual tax advisers. The tax consequences of participation in the Collective Trust will also depend, in part, upon the facts and circumstances of the individual Participant or Qualified Trust, and each Participant in the Qualified Trust.

                         PERFORMANCE DATA

     From time to time the Collective Trust may include the average annual total return on its Bond Portfolio or Equity Portfolio for various specified time periods in advertisements or information furnished to present or prospective Unitholders. Average annual total return is computed in accordance with formulas specified by the SEC.

     Average annual total return quotations for the specified period will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     The Collective Trust also may quote total return and aggregate total return performance data on its Bond Portfolio or Equity Portfolio for various specified time periods. Such data will be calculated substantially as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return. Actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. Total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment at the beginning of each specified period.

     Total return figures are based on the Collective Trust's historical performance and are not intended to indicate future performance. The total return on the Bond Portfolio and the Equity Portfolio will vary depending on market conditions, the securities comprising the Collective Trust's portfolio, the Collective Trust's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Collective Trust will fluctuate and a Unitholder's shares, when redeemed, may be worth more or less than their original cost.

     On occasion, the Collective Trust may compare the performance of its Bond Portfolio or Equity Portfolio to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Lehman Brothers Intermediate Government/Corporate Bond Index, the Dow Jones Industrial Average, or other indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, Forbes, Fortune and CDA Investment Technology, Inc. As with other performance data, performance comparisons should not be considered representative of the relative performance of the Bond Portfolio or Equity Portfolio for any future period.

                        GENERAL INFORMATION

DESCRIPTION OF VOTING RIGHTS

     The Declaration of Trust provides that the Collective Trust may issue an unlimited number of units of beneficial interest without par value which may be divided into separate "classes" designated as Retirement Portfolios. The classes are treated as series for the purposes of the Investment Company Act and are referred to elsewhere in this Prospectus as Retirement Portfolios. The Declaration of Trust permits the Trustee to create an unlimited number of Retirement Portfolios and, with respect to each Retirement Portfolio, to issue an unlimited number of full and fractional units of beneficial interest of that Collective Trust. Each class of units designated as a separate Retirement Portfolio represents a separate pool of assets. Currently the Collective Trust is offering units of beneficial interest in two Retirement
Portfolios: the Bond Portfolio and the Equity Portfolio. The Trustee may classify or reclassify units into one or more Retirement Portfolios so long as such classification or re-classification does not have a material adverse effect on the Participating Trusts which own the units.

     The units of each Retirement Portfolio are fully paid and non-assessable and have no preference as to conversion, exchange, dividends, retirement or other features. The units of each Retirement Portfolio have no preemptive rights. Each Participating Trust is entitled to exercise the voting rights of the units registered in the name of the Participating Trust or the nominee thereof. A Participating Trust is entitled to one vote for each full unit (and a fractional vote for each fractional unit) outstanding on the records of the Collective Trust in the name of the Participating Trust or the nominee thereof. The units of each Retirement Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of the Supervisory Committee can elect 100% of the Supervisory Committee if they choose to do so. On any matter submitted to a vote of the Participating Trusts, all units of the Collective Trust then issued and outstanding and entitled to vote, irrespective of the class, will be voted in the aggregate and not by class except: (i) when required by the Investment Company Act, units shall be voted by individual classes; and
(ii) when the matter affects an interest of less than all classes, then only Participating Trusts which own units of the affected class or classes shall be entitled to vote thereon. Units vote in the aggregate on matters such as the election of directors; whereas, units are voted by class on matters such as the approval of the Management Agreement and changing certain investment restrictions.

     As used in this Prospectus, when referring to the approvals to be obtained from Participating Trusts in connection with matters affecting all of the Retirement Portfolios, the term "majority" means the vote of the lesser of: (1) 67% of the Collective Trust's outstanding units present at a meeting; or (2) more than 50% of the Collective Trust's outstanding units. When referring to the approvals to be obtained from Participating Trusts in connection with matters affecting less than all of the Retirement Portfolios, the term "majority" means the vote of the lesser of: (1) 67% of each Portfolio's outstanding units present at a meeting: or (2) more than 50% of each portfolio's outstanding units.

     Voting rights will be exercised for all Participating Trusts as follows: (i) for each Canandaigua National IRA, by the accountholder, and (ii) for all other Participating Trusts, as directed in the governing instrument for the Participating Trust.

     The   Collective  Trust  will  hold  annual  meetings   of
Unitholders for the purpose of electing Supervisory Committee members and such other purposes as may be required by law or decided upon by the Supervisory Committee.

     No document shall be issued evidencing any interest in the Collective Trust. No Participating Trust shall have the power to sell, assign or transfer any unit or all or any part of its equity or interest in the Collective Trust or use it as security for a loan.

PARTICIPANT LIABILITY

     Participating Trusts may be subject to liability for obligations of the Collective Trust under the laws of some jurisdictions. Therefore, the Declaration of Trust contains a disclaimer of liability of Participating Trusts and requires notice of such disclaimer be given in each obligation entered into or executed by the Trustee. It also provides for an indemnification out of Collective Trust property for any Participating Trust held personally liable for the obligations of the Collective Trust.

CUSTODIAN AND UNITHOLDER ACCOUNT SERVICER

     Northern Trust Company acts as custodian of the assets of the Collective Trust. Canandaigua National acts as Unitholder account servicer. Canandaigua National is not paid any fee for these services but is reimbursed for the expenses which it incurs to perform them.

G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                             APPENDIX

Description of Standard & Poor's Corporation's corporate bond ratings of BBB or better:

  AAA -                            Bonds  rated  AAA  have  the
                                   highest  rating  assigned by
                                   S&P  to  a  debt obligation.
                                   Capacity to pay interest and
                                   repay principal is extremely
                                   strong.

   AA -                            Bonds rated AA  have  a very
                                   strong   capacity   to   pay
                                   interest and repay principal
                                   and  differ from the highest
                                   rated issues only to a small
                                   degree.

    A -                            Bonds  rated A have a strong
                                   capacity to pay interest and
                                   repay   principal   although
                                   they   are   somewhat   more
                                   susceptible  to  the adverse
                                   effects   of   changes    in
                                   circumstances  and  economic
                                   conditions  than  bonds   in
                                   higher rated categories.

  BBB -                            Bonds rated BBB are regarded
                                   as    having   an   adequate
                                   capacity to pay interest and
                                   repay  principal.    Whereas
                                   they     normally    exhibit
                                   adequate          protection
                                   parameters, adverse economic
                                   conditions    or    changing
                                   circumstances    are    more
                                   likely to lead to a weakened
                                   capacity to pay interest and
                                   repay principal for bonds in
                                   this category than for bonds
                                   in higher rated categories.

Description of Moody's Investor Service, Inc.'s corporate bond ratings of Baa or better:

  AAA -                            Bonds  which  are  rated Aaa
                                   are  judged  to be the  best
                                   quality.   They   carry  the
                                   smallest      degree      of
                                   investment   risk   and  are
                                   generally  referred  to   as
                                   "gilt-edge".        Interest
                                   payments are protected  by a
                                   large or by an exceptionally
                                   stable  margin and principal
                                   is   secure.     While   the
                                   various protective  elements
                                   are  likely to change,  such
                                   changes as can be visualized
                                   are most  unlikely to impair
                                   the   fundamentally   strong
                                   position of such issues.

   AA -                            Bonds which are rated Aa are
                                   judged to be of high quality
                                   by all  standards.  Together
                                   with  the   Aaa  group  they
                                   comprise what  are generally
                                   known  as high grade  bonds.
                                   They are  rated  lower  than
                                   the   best   bonds   because
                                   margins  of  protection  may
                                   not be as large  as  in  Aaa
                                   securities or fluctuation of
                                   protective  elements  may be
                                   of   greater   amplitude  or
                                   there may be other  elements
                                   present which make the  long
                                   term  risks  appear somewhat
                                   larger than Aaa securities.

    A -                            Bonds  which  are   rated  A
                                   possess    many    favorable
                                   investment  attributes   and
                                   are   to  be  considered  as
                                   upper      medium      grade
                                   obligations.  Factors giving
                                   security  to  principal  and
                                   interest   are    considered
                                   adequate but elements may be
                                   present   which  suggest   a
                                   susceptibility to impairment
                                   sometime in the future.

  BAA -                            Bonds which  are  rated  Baa
                                   are   considered  as  medium
                                   grade   obligations,   i.e.,
                                   they  are   neither   highly
                                   protected     nor     poorly
                                   secured.   Interest payments
                                   and    principal    security
                                   appear  adequate   for   the
                                   present      but     certain
                                   protective elements  may  be
                                   lacking     or     may    be
                                   characteristically
                                   unreliable  over  any  great
                                   length  of time.  Such bonds
                                   lack outstanding  investment
                                   characteristics and  in fact
                                   have             speculative
                                   characteristics as well.

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
                              PART B

                STATEMENT OF ADDITIONAL INFORMATION

 CANANDAIGUA NATIONAL COLLECTIVE INVESTMENT FUND FOR QUALIFIED
                            TRUSTS

     This   Statement  of  Additional  Information  sets  forth
certain information with respect to units offered by Canandaigua National Collective Investment Fund for Qualified Trusts (the "Collective Trust"), an open-end diversified management investment company.


                   _____________________________



 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION HEREIN SHOULD BE READ IN CONJUNCTION WITH THE COLLECTIVE TRUST'S PROSPECTUS DATED APRIL 29, 1997, A COPY OF
   WHICH MAY BE OBTAINED BY CALLING THE CANANDAIGUA NATIONAL
      INVESTMENT DEPARTMENT AT 1-800-724-2621 (EXT. 216).

                          April 29, 1997

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
                         TABLE OF CONTENTS




                                                PAGE NO.

THE COLLECTIVE TRUST                            3
INVESTMENT RESTRICTIONS                         3
OTHER INVESTMENT POLICIES                       5
ADMINISTRATION OF THE COLLECTIVE TRUST          6
Supervisory Committee and Officers              6
      Compensation of the Supervisory Committee 7
The Trustee                                     7
      Investment Management                     7
      Administration and Account Services       7
      Compensation of the Trustee; Expenses     8
      Term of the Management Agreement          9
VALUATION OF UNITS                              9
TAX INFORMATION                                 10
Participating Trusts                            10
      Canandaigua National IRAs                 10
      Retirement Plans                          14
The Collective Trust                            15
PORTFOLIO TRANSACTIONS                          16
GENERAL INFORMATION                             17
Termination of the Collective Trust             17
Custodian and Unitholder Account Servicer       17
Principal Holders of Units                      17
COUNSEL AND INDEPENDENT ACCOUNTANTS             18

REPORT OF INDEPENDENT ACCOUNTANTS               F-1
FINANCIAL STATEMENTS AND NOTES THERETO          F-2





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
                       THE COLLECTIVE TRUST


     The Canandaigua National Collective Investment Fund for Qualified Trusts (the "Collective Trust"), also known as the Canandaigua National Bank Retirement Portfolios, is registered with the SEC as an open-end diversified management investment company. The Canandaigua National Bank and Trust Company is the Trustee (in such capacity, the "Trustee", otherwise "Canandaigua National") of the Collective Trust. For purposes of the Securities Act, Canandaigua National may be considered by the SEC to be the principal underwriter for the Collective Trust.

     Generally, for Federal income tax purposes, money invested in the Collective Trust and income earned by the Collective Trust will not be taxable to an investor until such investor receives a distribution from the Collective Trust. Since January 1, 1987, contributions by certain investors to individual retirement accounts have not been deductible. However, the income earned on such contributions has not been taxable to the investor until the investor receives a distribution from the Participating Trust. The Collective Trust consists of two Retirement Portfolios, each with a different investment objective, for investment of retirement funds held in certain Qualified Trusts. "Qualified Trusts" include individual retirement trust accounts established under trust agreements with Canandaigua National as trustee ("Canandaigua National IRAs"), and single or commingled pension or profit-sharing trusts, including corporate pension or profit-sharing trusts and pension or profit-sharing trusts benefiting one or more self-employed individuals (generally referred to as HR 10 or Keogh plans), established under trust agreements with Canandaigua National as trustee ("Canandaigua National Pension Trusts). Qualified Trusts may select one or more Retirement Portfolios and may transfer retirement funds from one Retirement Portfolio to another.

     The BOND PORTFOLIO seeks to earn a high level of current income with consideration also given to safety of principal.

     The EQUITY PORTFOLIO seeks long term growth of asset values through capital appreciation and dividend income.


                      INVESTMENT RESTRICTIONS

     The following restrictions and fundamental policies cannot be changed for any Retirement Portfolio without the approval of the holders of a majority of the outstanding units of the affected Retirement Portfolio or Retirement Portfolios. The Collective Trust may not:

     (a) Purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States Government, its agencies or instrumentalities) for a Retirement Portfolio if as a result more than 5% of the value of the total assets of that Retirement Portfolio would be invested in the securities of such issuer or all Retirement Portfolios together would own more than 10% of the outstanding voting securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security;

     (b) Invest in companies for the purpose of exercising control;

     (c) Borrow money in any Retirement Portfolio except for temporary purposes and then only in an amount not exceeding 5% of the value of the total assets of that Retirement Portfolio. The Collective Trust will repay all borrowings in any Retirement Portfolio before making additional investments for that Retirement Portfolio and interest paid on such borrowings will reduce income;

     (d) Pledge, mortgage or hypothecate the assets of any Retirement Portfolio to any extent greater than 10% of the value of the total assets of that Retirement Portfolio;

     (e)  Issue senior securities;

     (f)  Underwrite any issue of securities;

     (g) Purchase or sell real estate or real estate mortgage loans, but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities in real estate operations;

     (h) Make loans to other persons, except the Collective Trust may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed, may loan portfolio securities in a Retirement Portfolio not in excess of 10% of the value of the total assets of that Retirement Portfolio and may enter into repurchase agreements as long as repurchase agreements maturing in more than seven days entered into for a particular Retirement Portfolio do not exceed 10% of the value of the total assets of the Retirement Portfolio;

     (i)  Purchase on margin or sell short;

     (j) Purchase or retain securities of an issuer if those members of the Supervisory Committee, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

     (k)  Purchase or sell commodities or commodity contracts;

     (l)  Invest  its assets in securities of other  investment
companies  except  as   part   of   a   merger,  consolidation,
reorganization   or   purchase  of  assets  approved   by   the
Participants;

     (m) Except as may be permitted by clause (k), invest in or sell put, call, straddle or spread options or interests in oil, gas or other mineral exploration or development programs;

     (n) Purchase any securities for a Retirement Portfolio that would cause more than 25% of the value of that Retirement Portfolio's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry except that there is no limitation with respect to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

     (o) Invest the assets of any Retirement Portfolio in nonmarketable securities (including repurchase agreements and time deposits maturing in more than seven days but excluding master demand notes and other securities payable on demand) to any extent greater than 10% of the value of the total assets of that Retirement Portfolio. If through the appreciation of nonmarketable securities, or the depreciation of marketable securities, a Retirement Portfolio has more than 10% of its assets invested in nonmarketable securities, the Retirement Portfolio will reduce its holdings of nonmarketable securities to 10% or less of its total assets as soon as practicable;

     (p) Purchase securities of any issuer that has a record of less than three years continuous operation if such purchase would cause more than 5% of the value of that Retirement Portfolio's total assets at the time of such purchase to be invested in securities of such issuers.

     (q)  Purchase securities of foreign issuers; or

     (r) Purchase puts, calls or engage in other futures contracts.

If a percentage restriction is adhered to at the time of investment, then except as noted in (i) above, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

                     OTHER INVESTMENT POLICIES

     The Collective Trust will not invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act or which are not readily marketable, except for master demand notes, other securities payable upon demand, repurchase agreements and instruments evidencing loans of securities. Such securities may, however, become a part of a Retirement Portfolio's assets through a merger, exchange or recapitalization involving securities already held in a Retirement Portfolio.

     Neither of the Retirement Portfolios plans to purchase securities solely for the purpose of short-term trading. The turnover rate for a Retirement Portfolio will not be a factor preventing sale or purchase when the Trustee believes investment considerations warrant such sale or purchase. The Collective Trust expects that the annual portfolio turnover rate over a term of years will not exceed 100% for any Retirement Portfolio, although the rate may exceed 100% in some years. This does not include short-term securities.

     Any Retirement Portfolio may, to the extent consistent with its investment objectives, invest in master demand notes. A master demand note is a facility, typically maintained by a bank, pursuant to which monies are lent on a daily basis to a corporate borrower by a group of purchasers in amounts and at rates negotiated daily. The loan is payable on demand. As with other debt obligations, there is a risk that the borrower will fail to repay the obligation.

     The foregoing investment objectives and policies are not fundamental and may be changed by the Trustee without the approval of the holders of a majority of the outstanding units of the affected Retirement Portfolio or Portfolios.


              ADMINISTRATION OF THE COLLECTIVE TRUST

SUPERVISORY COMMITTEE AND OFFICERS

     The members of the Supervisory Committee, officers of the Collective Trust, their principal occupations for the last five years and their affiliations, if any, with Canandaigua National are as follows:

ROBERT  N. COE, MEMBER OF THE SUPERVISORY COMMITTEE.
47              President and co-owner of W.W. Coe &
31189  Oakmount Son, Inc., an independent insurance
Road            agency founded in 1862, Canandaigua,
Holcomb,     NY NY  (W.W. Coe & Son, Inc. owns 50
14469           shares of common stock of Canandaigua
                National Corporation, the parent
                holding company of Canandaigua
                National ("CNC"), constituting 0.06%
                of CNC's outstanding stock.  Mr. Coe
                has waived his interest in such
                shares.)

ROBERT J.       CHAIRMAN OF THE SUPERVISORY COMMITTEE.
CRAUGH, 74      Retired since 1987; prior thereto
25 Deerfield    Senior Vice President-Operations of
Drive           Canandaigua National.  (Mr. Craugh
Canandaigua, NY owns 535 shares of common stock of
14424           CNC, his spouse owns 540 shares and he
                and spouse jointly own 172 shares.
                Such shares altogether constitute
                1.56% of CNC's common stock.)

DONALD C.       MEMBER OF THE SUPERVISORY COMMITTEE.
GREENHOUSE, 61  Since November, 1989, President and
108 Cliffside   owner of Seneca Point Associates,
Drive           Inc., a business consulting firm in
Canandaigua, NY Canandaigua, NY; prior thereto
14424           Executive Vice President, Voplex
                Corporation; Rochester, NY.

GREGORY S.      TREASURER, MEMBER OF THE SUPERVISORY
MACKAY*, 47     COMMITTEE.  Treasurer CNC and Senior
5151 Laura Lane Vice President of Canandaigua
Canandaigua, NY National.
14424

ROBERT J.       SECRETARY, MEMBER OF THE SUPERVISORY
SWARTOUT*, 35   COMMITTEE.  Vice President and
1280 Fairway 7  Investment Officer, Canandaigua
Macedon, NY     National.
14502
____________
* Indicates that such person is an "interested person" of the Collective Trust within the meaning of the Investment Company
Act.   Mr. Craugh is not deemed to be an interested person
within the meaning of the Investment Company Act, but is deemed an interested person by the United States Comptroller of the Currency.

     The members of the Supervisory Committee and the officers of the Collective Trust, as a group, own less than 1% of the outstanding units of the Collective Trust.

     COMPENSATION OF THE SUPERVISORY COMMITTEE. Members of the Supervisory Committee who are not officers of Canandaigua National receive $200.00 from the Collective Trust and reasonable expenses for each Supervisory Committee meeting attended. Members of the Supervisory Committee who are officers of Canandaigua National receive no compensation from the Collective Trust.

THE TRUSTEE

     Subject to the direction of the Supervisory Committee, The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424, a wholly-owned subsidiary of the Canandaigua National Corporation ("CNC"), acts as the Trustee of the Collective Trust and, as such, manages all of the business and affairs of the Collective Trust.

     INVESTMENT MANAGEMENT. The Management Agreement dated as of October 6, 1992, between Canandaigua National and the Collective Trust (the "Management Agreement") was approved by the Supervisory Committee on October 6, 1992 and by the initial Participating Trust on October 7, 1992. Under the Management Agreement, the Trustee as investment manager manages the investment of the assets of each Retirement Portfolio in conformity with the stated objective and policies of that Portfolio. It is the responsibility of the Trustee to make investment decisions for the Retirement Portfolios and to provide continuous supervision of their investment portfolios.

     The investment management services of the Trustee to the Collective Trust are not exclusive under the terms of the Management Agreement. The Trustee is free to, and does, render investment advisory services to others. Included among the Trust Department's accounts are personal advisory accounts, trusts and estates, and pension and profit-sharing funds for corporations, as well as commingled trust funds, registered investment companies and a broad spectrum of institutional accounts. These accounts have varying investment objectives.

     Under the terms of the Management Agreement, the Trustee is obligated to manage the Retirement Portfolios in accordance with applicable laws and regulations, including the regulations and rulings of the United States Comptroller of the Currency relating to fiduciary powers of national banks. In accordance with these regulations, the Trustee will not invest the Retirement Portfolios' assets in stock or obligations of, or property acquired from, Canandaigua National, its affiliates or directors, officers or employees or other persons with substantial connections with Canandaigua National, and assets of the Retirement Portfolios shall not be sold or transferred, by loan or otherwise, to Canandaigua National or persons connected with Canandaigua National as described above, except that in accordance with Section 5.2(c) of the Declaration of Trust and applicable regulations of the Comptroller of the Currency, the Retirement Portfolios' assets may be placed in deposits with Canandaigua National pending investment or distribution.

     ADMINISTRATION AND ACCOUNT SERVICES. The Trustee also performs certain administration and account servicing functions under the Management Agreement. These services include preparation and distribution of communications to the Participating Trusts, accounting and recordkeeping. The
Trustee pays the cost of supplying necessary employees, office space and facilities for these services.

     COMPENSATION OF THE TRUSTEE; EXPENSES. The Trustee has paid and will pay or reimburse the Collective Trust for all costs and expenses arising in connection with the organization of the Collective Trust, including initial registration and qualification of the Collective Trust and the units under the Federal securities laws and under other applicable regulatory requirements. The Trustee also pays all expenses incurred by it in connection with acting as investment manager, other than costs (including taxes and brokerage commissions, if any) of securities purchased for the Retirement Portfolios. Expenses incurred by the Trustee in connection with acting as investment manager include the costs of accounting, data processing, bookkeeping and internal auditing services, other than costs related to Unitholder account servicing, and rendering periodic and special reports to the Supervisory Committee. The Trustee pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred to below. Canandaigua National pays for all marketing and advertising expenses of the Collective Trust. The Collective Trust's assets are not used to pay the costs of distribution.

     For its services under the Management Agreement, the Trustee is paid with respect to each Retirement Portfolio a monthly management fee at the annual rate of 1.00%. There is currently no separate fee for establishing a Canandaigua National IRA or Canandaigua National Pension Trust whose assets are invested in the Collective Trust, and no fees or expenses are charged directly to the Participating Trusts for participation in the Collective Trust.

     Except for the expenses described above which have been assumed by the Trustee or Canandaigua National, all expenses incurred in administration of the Collective Trust are charged to the Collective Trust or a particular Retirement Portfolio, as the case may be, including the management fee; fees and expenses of members of the Supervisory Committee who are not officers of Canandaigua National; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Collective Trust and the units under federal and state law; expenses of issue, withdrawal and exchange of units; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including subcustodians and securities depositories, transfer agents and Unitholder account servicing organizations; expenses of preparing, printing and mailing prospectuses (except printing and mailing of prospectuses to persons who may establish Participating Trusts), reports, proxies, notices and statements sent to Participating Trusts; expenses of meetings of Participating Trusts; association membership dues; and insurance premiums. The Collective Trust is also liable for nonrecurring expenses, including litigation to which the Collective Trust is a party. Expenses incurred for the operation of a particular Retirement Portfolio including the expenses of communications to Participating Trusts, are paid by that Retirement Portfolio. Expenses that are general liabilities of the Collective Trust are allocated among the Retirement Portfolios in proportion to the total net assets of each Retirement Portfolio.

     The Trustee has agreed to reimburse the Collective Trust for the amount by which the expenses of the Collective Trust (including the management fee, but excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed the lower of (i) 1.5% of the average daily value of the Collective Trust's net assets during such year or (ii) the most restrictive expense limitation applicable to the Collective Trust imposed by the securities laws of any state in which the Collective Trust is sold. Currently, no limitation applicable to the Collective Trust under any state law is lower than 1.5%.

     TERM OF THE MANAGEMENT AGREEMENT. The Management Agreement will remain in effect as to each Retirement Portfolio until April 30, 1998 and from year to year thereafter if its continuance is approved annually either by the Supervisory Committee or by the vote of a majority of the outstanding units of such Retirement Portfolio and by a majority of the members of the Supervisory Committee who are not parties to the Agreement or "interested persons" of a party. The Agreement can be terminated as to any Retirement Portfolio on 60 days' notice given at any time and will terminate automatically if it is assigned.


                        VALUATION OF UNITS

     Net asset value per unit of each Retirement Portfolio is determined by dividing the total value of the Retirement Portfolio's assets, less any liabilities including the fee payable to the Trustee for advisory and other services, by the number of units of the Retirement Portfolio outstanding.

     The Trustee determines the value of the assets held in each Retirement Portfolio at 9:00 a.m. each day, eastern time, based on the data available as of 4:15 p.m. the previous business day. (The following days are holidays on the New York Stock Exchange: January 1 New Year's Day, February (third Monday) Washington's Birthday, March or April (Friday before Easter) Good Friday, May (last Monday) Memorial Day, July 4 Independence Day, September (first Monday) Labor Day, November (fourth Thursday) Thanksgiving Day, December 25 Christmas Day.) Except for debt securities with remaining maturities of 60 days or less, assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations;
(d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. The Supervisory Committee has determined that the values obtained using the procedures described in (c) and (d) represent the fair values of the securities valued by such procedures. All of these prices are obtained by the Collective Trust from services which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

     Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter the Collective Trust assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Supervisory Committee determines that amortized cost no longer represents fair value.

     When approved by the Supervisory Committee, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices are believed by the Supervisory Committee to reflect the fair value of such securities. These securities would normally be those which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Trustee using methods and procedures reviewed and approved by the Supervisory Committee.

     The Collective Trust does not declare and pay dividends of its investment income or distribute gains, if any, from the sale of securities. Income earned on assets in a Retirement Portfolio is included in the total value of such Portfolio's assets. Interest income on debt securities is accrued and added to asset value daily. Dividend income is recognized and added to asset value on the ex-dividend date.

                          TAX INFORMATION

PARTICIPATING TRUSTS

     Canandaigua National IRAs

     The Internal Revenue Code of 1986 (the "Code") permits a personal income tax deduction for contributions made under an IRA which is maintained in conformity with Section 408(a) of the Code. The Code also allows a tax-free rollover of certain distributions from, or a tax-free transfer of certain interests in, another individual retirement account or individual retirement annuity or a tax-free rollover of certain distributions from a qualified retirement plan to an IRA.

     Only the person establishing an IRA can own the IRA. No part of a Participant's interest under an IRA can be forfeited. Except in the case of a transfer to a Participant's spouse in connection with a divorce, a Participant's interest in his or her IRA cannot be transferred to another person. The Code also provides rules for distributions if the Participant dies before his or her entire interest in the IRA has been distributed.


     CONTRIBUTIONS. Subject to the limitations described below, an individual can deduct from federal gross income the amount of contributions to an IRA made for a tax year, whether or not other deductions are itemized. The maximum amount of the contributions deductible for each tax year to an IRA is 100% of the individual's compensation, or earned income in the case of a self-employed person, for that year up to $2,000. Amounts transferred or rolled over from another individual retirement account or individual retirement annuity or from a qualified retirement plan into the IRA are not subject to this limit on deductible contributions. (The Code also permits annual deductions for contributions to an IRA on behalf of an individual and his or her nonworking spouse under separate IRAs of up to $4,000, but no more than 100% of the working spouse's compensation or earned income and no more than $2,000 may be allocated each year to either spouse's IRA. This deduction is permitted if the individual's spouse either has no compensation or, for purposes of IRA deductions, elects to be treated as if he or she has no compensation.) In cases where both spouses work, each can contribute to a separate IRA and deduct up to the maximum of 100% of his or her compensation or earned income up to $2,000 each tax year.


     Contributions to an IRA are deductible for a tax year if made up to the deadline for filing a federal income tax return for that tax year (excluding extensions). Except with respect to a simplified employee pension program (described further below), no deduction for contributions is allowed for the tax year in which an individual becomes age 70 1/2 or any later tax year.

     If an individual or an individual's spouse is an active participant in an employer maintained retirement plan, the individual and his spouse may be unable to deduct all or a portion of their IRA contributions. The deduction will be totally eliminated if the individual's adjusted gross income exceeds $35,000 ($50,000 for married couples filing a joint return). If the individual's adjusted gross income is between $25,000 and $35,000 (between $40,000 and $50,000 for married couples filing a joint return), the individual and the individual's spouse will be able to deduct a portion of their IRA contributions. However, in either case, to the extent that an IRA contribution is not fully deductible, and subject to the limitations described above on the maximum permissible IRA contribution, an individual will be able to make a non-deductible IRA contribution. If the individual's adjusted gross income is less than $25,000 (less than $40,000 for married couples filing a joint return), both the individual and the individual's spouse will be able to deduct their entire IRA contribution. An employer maintained retirement plan is generally any qualified pension, profit sharing, or stock bonus plan, a Section 403(b) annuity plan, a SEP, a SIMPLE Plan, or a plan established for its employees by the United States, a State or any political subdivision, agency or instrumentality of the United States or a State.


     EXCESS CONTRIBUTIONS. If contributions for a year exceed the $2,000/100% of compensation limit described above, an individual is subject to a 6% penalty tax on the amount of the contribution which is in excess of the limits. This penalty tax can be avoided by withdrawing the excess amount and any earnings on the excess amount before the deadline for filing the individual's federal income tax return for the tax year for which the excess contribution was made.


     DISTRIBUTIONS. For federal income tax purposes, retirement funds invested in the Collective Trust through a Qualified Trust which is a Canandaigua National IRA and the income earned by the Collective Trust will not be taxable to the Canandaigua National IRA. Additionally, the income earned by the Collective Trust will not be taxable to the Participant until the Participant receives a distribution from the Canandaigua National IRA. Distributions from an IRA are taxed as ordinary income when received. If a distribution other than for death or disability is made before a Participant is age
59 1/2 , the amount of the distribution may be subject to a penalty tax, unless the distribution is used to pay medical expenses in excess of 7.5% of adjusted gross income. Additionally, the penalty will not apply to IRA distributions that are used by certain unemployed, formerly unemployed, or self employed individuals to pay health insurance premiums.
The failure to commence distribution by April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 or the failure of a Participant to receive certain minimum distributions in years following the calendar year in which the Participant attains age 70 1/2 will result in a stiff excise tax on the IRA owner.

     A 15% excise tax is generally imposed to the extent that annual benefit payments from an individual's IRA and any retirement plans exceed $150,000. However, this tax will not apply to certain excess benefits accrued before August 1, 1986. The 15% excise tax has been suspended on distributions made during 1997, 1998, and 1999. Additionally, distributions made during those years are treated as made first from non-grandfathered amounts accrued before August 1, 1986.


     In addition, if a Participant engages in any transaction with his or her Canandaigua National IRA which is prohibited under the Code, such Participant's IRA may lose its status as an IRA and the assets held in the Canandaigua National IRA will be deemed under the Code to have been distributed to the Participant and be includible in gross income. If any Participant should pledge all or any portion of his or her Canandaigua National IRA as security for a loan, the portion pledged is deemed under the Code to have been distributed to the Participant and is includible in gross income.

     TRANSFER AND ROLLOVER CONTRIBUTIONS. An individual can make a tax-free transfer into an IRA of all or a portion of the individual's interest in another individual retirement account or individual retirement annuity. An individual can also make a tax-free rollover contribution of all or a portion of a distribution from another individual retirement account or individual retirement annuity. However, once a rollover contribution has been made to an IRA, a rollover contribution may not be made with respect to a subsequent distribution from that IRA for a period of 12 months.

     An individual may also make a rollover contribution into an IRA of all or a portion of a lump sum distribution or of certain partial distributions (other than a distribution of nondeductible employee contributions) from a qualified retirement plan. However, once an election has been made to rollover a lump sum distribution from a qualified retirement plan, the amount rolled over is no longer eligible for any special tax treatment generally associated with lump sum distributions from qualified retirement plans.

     The Canandaigua National IRA will accept a transfer or rollover contribution from an individual retirement account or annuity that consists of amounts which were deductible as contributions to the retirement account or annuity (and any earnings thereon). The Canandaigua National IRA will also accept a rollover contribution of all or a portion of a lump sum distribution or of certain partial distributions (other than a distribution of nondeductible employee contributions) from a qualified retirement plan. A rollover contribution must be received by the Canandaigua National IRA within 60 days of the date of receipt of the distribution from the other individual retirement account or annuity or from the qualified retirement plan.

     SIMPLIFIED EMPLOYEE PENSION PROGRAMS. If an employer has established a simplified employee pension program (SEP), the employer can make contributions to the IRA for each eligible employee under the SEP.

     Under a SEP an employer can contribute to an employee's IRA for the employee's tax year an amount equal to 15% of the employee's compensation (determined without taking into account the employer's contribution to the SEP) up to a maximum of $30,000. Whether or not the employer contributes the maximum, the employee may contribute up to the standard maximum individual IRA contribution limit (to the extent that the employee did not use up the limit for contributions to IRAs outside the employer's SEP program). However, the employee's deduction may be reduced or eliminated based upon the limits described above because as a Participant in a SEP, the employee is considered to be covered by an employer retirement plan. If the employer's SEP program takes into consideration more than $100,000 of a person's compensation (but never more than $200,000), adjusted for inflation, then the employer must contribute on behalf of each person covered under the SEP at a rate of at least equal to 7.5% of compensation from that employer.


     If established before January 1, 1997, a SEP may permit an employee to elect to have contributions made to the SEP on the employee's behalf or to receive the contributions in cash. The election will be available only if the employer has 25 or fewer eligible employees at any time during the preceding taxable year. All employees of the employer must be eligible to make such an election and at least 50 percent of the eligible employees must elect to have amounts contributed to the SEP. The election can apply to only $7,000 (adjusted for inflation) of the contributions which would otherwise be made to the SEP on the employee's behalf.


     An employer can contribute and an employee can take a deduction for the employer's contribution made on his behalf under the SEP even if the employee is over age 70 1/2 when the contribution is made.


     SIMPLE PLANS. Beginning January 1, 1997, small businesses that normally employ 100 or fewer employees, paid them at least $5,000.00 in compensation in the preceding year, and do not maintain another qualified plan may establish a savings incentive matching plan for their employees ("SIMPLE Plan").
A SIMPLE Plan can be in the form of either an IRA for each employee or part of a qualified 401(k) plan. Employees may make elective contributions of up to $6,000.00 per year to a SIMPLE Plan, and employers must make matching contributions.

     Contributions to a SIMPLE IRA account are limited to employee contributions and required employer matching contributions or non-elective contributions. Under the SIMPLE Plan, an employee may make elective contributions (expressed as a percentage of compensation) up to $6,000.00 per year (indexed for inflation). An employer's contribution must satisfy one of two formulas. Under the matching contribution formula, employers are generally required to match employee contributions on a dollar for dollar basis, up to 3% of an employee's compensation. However, an employer also may elect to match contributions for all eligible employees at a rate lower than 3% (but not lower than 1%) in any two years in a five year period. Under the alternative formula, an employer may elect to make non-elective contributions of 2% of compensation for each eligible employee who has earned at least $5,000.00 in compensation during the year.

     Distributions from a SIMPLE account generally are taxed like distributions from an IRA. In addition, the participant may roll over a distribution from a SIMPLE account to an IRA without penalty if the individual has participated in the SIMPLE plan for two years.

     Participants who take withdrawals from a SIMPLE account before age 59 1/2 are generally subject to the 10% early withdrawal penalty applicable to IRAs. Additionally employees who withdraw contributions during the two year period beginning on the date they first began participating in the SIMPLE Plan will be assessed a 25% penalty tax.

     RETIREMENT PLANS (INCLUDING THOSE FOR SELF-EMPLOYED
INDIVIDUALS)

     Corporations, self-employed persons and partners of partnerships can establish retirement plans (a "Plan") which, in order to receive favorable treatment under the Code, must be maintained in conformity with Section 401(a) of the Code. A
Qualified Trust forms part of the Plan.

     CONTRIBUTIONS. A Plan may provide for annual employer tax deductible contributions up to the maximum allowed in each tax year. Corporations can deduct contributions to a profit sharing Plan up to 15% of aggregate compensation or 25% in the case of a money purchase Plan or to both a money purchase Plan and a profit sharing Plan. For all self-employed individuals, the maximum tax deductible contribution to a profit sharing Plan is 15% of "earned income" as defined in the Code, from the trade or business for which the Plan is established, up to a maximum of $30,000. The maximum tax deductible contribution to a money purchase pension Plan, or to both a profit sharing Plan, and a money purchase pension Plan, is 25% of "earned income" up to a maximum of $30,000. Generally the amount of "earned income" which may be taken into account in determining the maximum tax deductible contributions is limited to $200,000 and is determined net of the Plan contributions.


     Additional special limits on contributions apply to any self-employed individual who participates in more than one self-employed retirement plan or who controls another trade or business. And there is an overall limit on the total amount of contributions and benefits under all tax deferred plans in which a person participates.


     DISTRIBUTIONS. Income or gains on contributions to a Plan are not subject to federal income tax until a Participant receives a distribution of benefits from the Plan. Benefits must commence by the first day of April of the calendar year following the later of either the calendar year in which the Participant (i) attains age 70 1/2 or (ii) retires. Five percent owners of the employer, as defined by the Code, must begin receiving distributions no later than April 1st of the calendar year following that in which they become 70 1/2 .

     A penalty tax will be imposed on the Plan if a Participant fails to receive certain minimum distributions in years following the calendar year in which the Participant attains age 70 1/2 . Further, a 15% excise tax will generally be imposed to the extent that annual benefit payments from a Plan and the individual's IRA exceed $150,000. However, this excise tax will not apply to certain excess benefits accrued before August 1, 1986. This excise tax has been suspended on distributions made during 1997, 1998, and 1999. Additionally, distributions made during those years are treated as made first from non-grandfathered amounts accrued before August 1, 1986.

     A taxpayer will be permitted a one-time election of five-year income tax averaging for a lump sum distribution received after he or she attains age 59 1/2 . Further, a Participant who had attained age 50 by January 1, 1986 will be permitted to make one election of five-year income tax averaging (with the five-year averaging being computed at the income tax rates in effect at the date of the distribution) or ten-year income tax averaging (with the ten-year income tax averaging being computed at the income tax rates in effect prior to the Tax Reform Act) with respect to a lump sum distribution even though the Participant has not attained age 59 1/2 . Such a Participant may also retain the capital gain character of the pre-1974 portion of the distribution with such capital gain portion being taxed at a rate of 20%. The Small Business Job Protection Act of 1996 repealed five-year averaging for lump sum distributions for tax years beginning after 1999.


     All or any portion of a lump sum distribution which qualifies for the special lump sum distribution tax treatment discussed above (except the requirement that the Participant have participated in the Plan for at least five tax years) and all or any portion of certain partial distributions will also qualify for a tax-deferred rollover into an individual retirement account or annuity if the Participant completes the rollover within 60 days of the date he or she receives the lump sum or partial distribution. In addition, any distribution of a Participant's entire interest in the Plan on account of the termination of the Plan may also be rolled over on a tax-deferred basis to an individual retirement account or annuity.

     If a Participant receives an amount from the Plan before he or she attains age 59 1/2 , the amount received will be subject to an early withdrawal penalty tax of 10% of such amount unless the Participant is disabled, the amount is distributed to a beneficiary on or after the Participant's death, the amount is rolled over into an individual retirement account or annuity, or the withdrawal is made after the Participant has attained age 55, has separated from service and has satisfied the conditions for early retirement under the Plan. The penalty tax will also not apply if the withdrawal is in the form of an annuity payable over the life or life expectancy of the Participant (or over the lives or joint life and last survivor expectancy of the Participant and the Participant's beneficiary), is used for the payment of medical expenses to the extent deductible under Section 213 of the Code or is paid pursuant to a qualified domestic relations order.

THE COLLECTIVE TRUST

     The Collective Trust has received the opinion of Underberg & Kessler LLP, its legal counsel, that it is a commingled trust which is exempt from taxation (i) under Section 408(e) of the Code with respect to funds derived from Participating Trusts which are IRAs maintained in conformity with Section 408(a) of the Code and (ii) under Section 501(a) of the Code with respect to funds derived from Participating Trusts which are pension and profit-sharing trusts maintained in conformity with Section 401(a) of the Code. In order for the Portfolio to maintain its tax exempt status, only Qualified Trusts may participate in the Collective Trust. In addition, all investments and income belonging to any Qualified Trust must be used exclusively for the benefit of the Participants under that Qualified Trust; no Participating Trust may assign any part of its interest in the Collective Trust; the Collective Trust must at all times be maintained as a domestic trust in the United States; and there must be a separate accounting for the interest of each Participating Trust in the Collective Trust.


     Excess contributions by a Participant to a Qualified Trust which are then invested in the Collective Trust and the timing of withdrawals from the Collective Trust by a Participating Trust do not affect the exemption of the Collective Trust's income from federal income tax. In addition, timing of withdrawals from the Collective Trust alone will not affect a Participant's tax exemption for retirement funds invested in the Collective Trust. Retirement funds invested in the Collective Trust and the income of the Collective Trust are subject to federal income tax when a Participant receives, or is deemed under a federal tax law to have received, a distribution from a Participating Trust.

     The Collective Trust does not intend to declare or pay dividends from its net investment income or to make distributions of any gains realized from sales of portfolio securities. Income on portfolio securities of each Investment Portfolio will be added to the total asset value of the assets of such Investment Portfolio.

     The foregoing describes only certain federal tax considerations. It does not describe other tax laws such as state or local taxes, and does not describe fully taxation of distributions from a Qualified Trust. Participants who maintain a Canandaigua National IRA should read carefully the Canandaigua National IRA Fact Book or other disclosure statement for more complete information and should consult their individual tax advisers. However, the tax consequences of participation in the Collective Trust will also depend, in part, upon the facts and circumstances of the individual Participant or Qualified Trust, and each Participant in the Qualified Trust.

                      PORTFOLIO TRANSACTIONS

     In placing orders with brokers or dealers the Trustee will have the objective of obtaining a combination of the most favorable commission and the best price obtainable on each transaction, taking into consideration the quality of execution. The Trustee will also consider in the allocation of investment transactions the research and investment information provided by brokers and dealers. These research and investment information services make available to the Trustee, for its analysis and consideration as investment manager to the Collective Trust, and its other accounts, the views and information of individuals and research staffs of many securities firms. Such research and investment information may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts. The information may benefit or relate to other accounts to which the Trustee provides investment advice. The Trustee may occasionally engage in soft dollar trades under its arrangements with Northern Trust Company, which is sub-custodian for the Collective Trust. Such trades have been infrequent and insubstantial and are expected to be so in the future.


     Collective Trust securities may not be purchased from or sold to the Trustee or any affiliated person (as defined in the Investment Company Act) of the Trustee except as may be permitted by the SEC and subject to the rules and regulations of the Comptroller of the Currency. Affiliated persons of the Collective Trust include Canandaigua National, CNC and each of their subsidiaries, their officers and directors. See "Administration of the Collective Trust." These limitations, in the opinion of the Supervisory Committee, will not significantly affect the Collective Trust's ability to pursue its present objectives. However, in the future in other circumstances, the Collective Trust may be at a disadvantage because of this limitation in comparison to other funds with similar investment objectives but not subject to such limitations.


     Certain investments may be appropriate for the Collective Trust and also for other clients advised by the Trustee. Investment decisions for the Collective Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day, and if all orders for the same security could be only partially executed during a trading day, then securities will be allocated proportionally on the basis of the sizes of the orders. In some cases, this procedure could have an adverse effect on the price and amount of the securities purchased or sold by the Collective Trust.

                        GENERAL INFORMATION

TERMINATION OF THE COLLECTIVE TRUST

     The Collective Trust has been established to continue for such time as may be necessary to accomplish the purposes for which it was created. Subject to approval of the Participating Trusts which own at least a majority of the outstanding units of any Retirement Portfolio, the Trustee may (1) sell the assets of such Retirement Portfolio to another Retirement Portfolio or to another trust or corporation in exchange for cash or securities of such trust or corporation, and distribute such cash or securities, ratably among the Participating Trusts which own the units of such Retirement Portfolio; and (2) sell and convert into money the assets of such Retirement Portfolio and distribute the proceeds or such assets ratably among the Participating Trusts which own the units of such Retirement Portfolio. In addition, the Trustee may sell and convert into money the assets of any Retirement Portfolio upon 60 days' notice to the Participating Trusts owning units of such Retirement Portfolio in the event the net asset value of the units of such Retirement Portfolio is less than $5,000,000. In such an event, the proceeds would be distributed ratably among the Participating Trusts which own the Units of such Retirement Portfolio.

     Upon completion of the distribution of the remaining proceeds or the remaining assets of any Retirement Portfolio, the Collective Trust will terminate as to that Retirement Portfolio and the Trustee will be discharged of any and all further liabilities and duties and the right, title and interest of all parties will be cancelled and discharged, except that the Trustee will not be discharged with respect to any liability arising from willful misfeasance, bad faith, gross negligence or reckless disregard.

CUSTODIAN AND UNITHOLDER ACCOUNT SERVICER

     Northern Trust Company, Chicago, Illinois, acts as custodian of the assets of the Collective Trust. Canandaigua National acts as Unitholder Account Servicer. Canandaigua National is not paid any fee for these services but is reimbursed for the expenses which it incurs to perform them.

PRINCIPAL HOLDERS OF UNITS

     As of February 10, 1997, no person beneficially owned 5% or more of the outstanding units of either Portfolio of the Collective Trust, except Willard B. Becker, 3299 West Lake Road, Canandaigua, New York, who owned 2,949.1079 units of the Bond Portfolio constituting 7.4% of that Portfolio, Paul H. Simmons, 5116 North Road, Canandaigua, New York, who owned 2,514.6689 units of the Bond Portfolio constituting 6.4% of that Portfolio, and Allied Builders Inc. Prevailing Wage Rate Retirement Plan, 250 State Street, Brockport, New York, which owned 4,959.614 units of the Bond Portfolio constituting 12.5% of that Portfolio.


     Canandaigua National, as trustee or various IRA accounts and other Qualified Trusts, is the record owner of 100% of the outstanding units of the Collective Trust. The officers and members of the Supervisory Committee of the Collective Trust, as a group, beneficially own no units of the Collective Trust.

                COUNSEL AND INDEPENDENT ACCOUNTANTS

     Underberg & Kessler LLP, as counsel for the Collective Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the units of beneficial interest in the Collective Trust. Morga Jones & Hufsmith, P.C., independent accountants, have been selected to examine the annual financial statements of the Collective Trust and render a report thereon.

MJH  Morga Jones & Hufsmith, P.C.
     Certified Public Accountants
________________________________________________________________________________
                              25 North Street . Canandaigua, NY  14424 . (716)
398-2880 FAX 394-7513
                      3300 Monroe Avenue, Suite 309, Rochester, NY  14618
(716) 586-2900 FAX 586-5840


                         INDEPENDENT AUDITORS' REPORT


To: Board of Directors Canandaigua National Collective Investment Fund for Qualified Trusts

We have audited the accompanying statement of assets and liabilities of Canandaigua National Collective Investment Fund for Qualified Trusts including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1996 and 1995 and the selected per-share data and ratios for the years ended December 31, 1996, 1995, 1994, 1993, and for the period from inception (September 9, 1992) through December 31, 1992. These financial statements and per-share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per-share data and ratios referred to above present fairly, in all material respects, the financial position of Canandaigua National Collective Investment Fund for Qualified Trusts as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the years ended December 1996 and 1995, and the selected per-share data and ratios for the years ended December 31, 1996, 1995, 1994, 1993, and for the period of inception (September 9, 1992) through December 31, 1992, in conformity with generally accepted accounting principles.



Canandaigua, New York
January 24, 1997


Member: American Institute of Certified Public Accountants Private Companies Practice Section New York State Society of Certified Public Accountants

G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996


                                                            PORTFOLIO

                                                      BOND        EQUITY          TOTAL
ASSETS
INVESTMENT SECURITIES, AT MARKET
  (bond portfolio cost -  $483,520;
  equity portfolio cost - $11,639,993)          $ 476,845   $ 12,419,478  $ 12,896,323

CASH AND CASH EQUIVALENT                           16,393         45,652        62,045

RECEIVABLES FOR:

  Sale of investments                                  -         815,243       815,243
  Dividends and accrued interest                    8,658         16,575        25,233

  Total assets                                    501,896     13,296,948    13,798,844

                        LIABILITIES

PAYABLES FOR:

  Purchases of investments                            -         (638,982)     (638,982)
  Investment management fees                         (213)       (10,799)      (11,012)
  Professional fees                                  (170)        (3,031)       (3,201)
  Custodial fees                                     (246)          (329)         (575)

                  Total liabilities                  (629)      (653,141)     (653,770)

NET ASSETS AT DECEMBER 31, 1996:
 (equivalent to $12.54 per unit for
  bond portfolio and $16.67 per unit
  for equity portfolio, based on 39,981
  units and 758,660 units outstanding for
  bond and equity portfolios, respectively)      $501,267     $12,643,807   $13,145,074

  The accompanying notes are an integral part of these financial statements.


G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1996

                                                        PORTFOLIO
                                                BOND        EQUITY      TOTAL
INVESTMENT INCOME:
  Interest income                               $ 29,045    $  3,751    $ 32,796
  Dividend income                                  1,330     119,413     120,743
  Total investment income                         30,375     123,164     153,539

EXPENSES:

  Investment management fees                      (2,442)   (108,183)   (110,625)
  Custodial fees                                  (2,400)     (2,921)     (5,321)
  Professional fees                                 (432)     (8 573)     (9 005)
  Total expenses                                  (5,274)   (119,677)   (124,951)
  Net investment income                           25,101       3,487      28,588

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:

  Net realized gain (loss)                          (789)   1,418,848   1,418,059
  Net unrealized gain (loss)                     (11,226)     608,639     597,413

  Net realized and unrealized gain (loss)
  on investments                                 (12,015)   2,027,487   2,015,472

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                     $ 13,086  $ 2,030,974 $ 2,044,060

The accompanying notes are an integral part of these financial statements.


G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

                                                      PORTFOLIO
                                                BOND      EQUITY        TOTAL
FOR THE YEAR ENDED DECEMBER 31, 1996 -
OPERATIONS:
Net investment income                           $ 25,101  $    3,487    $  28,588
Net realized gain (loss) on investments             (789)  1,418,848    1,418,059
Net unrealized gain (loss) on investments        (11,226)    608,639      597,413
  Net increase in net assets resulting
  from operations                                 13,086   2,030,974    2,044,060

UNIT SHARE TRANSACTIONS:
Proceeds from units sold
(12,951 and 178,976 units in the bond
 and equity funds, respectively)                 156,277   2,729,159    2,885,436
Cost of units purchased (6,310 and
  35,580 units in the bond and
  equity funds, respectively)                    (76 541)   (548,895)   (625,436)

   Net increase in net assets resulting
  from unit transactions                          79,736   2,180,264    2,260,000

TOTAL INCREASE IN NET ASSETS                      92,822   4,211,238    4,304,060

  NET ASSETS - beginning of year                 408,445   8,432,569    8,841,014
  NET ASSETS - end of year                     $ 501,267 $12,643,807 $ 13,145,074

FOR THE YEAR ENDED DECEMBER 31, 1995 -
OPERATIONS:

Net investment income                           $ 23,752    $ 23,121    $ 46,873
Net realized gain (loss) on investments             (665)  1,254,685   1,254,020
Net unrealized gain on investments                42,615     269,048     311,663
Net increase in net assets resulting
  from operations                                 65,702   1,546,854   1,612,556

UNIT SHARE TRANSACTIONS:
Proceeds from units sold
  (7,521 and 130,447 units in the bond
   and equity funds, respectively)                91,141   1,664,731   1,755,872
Cost of units purchased
  (3,969 and 45,578 units in the bond and
   equity funds, respectively)                   (46,524)   (555,722)   (602,246)

Net increase in net assets resulting
  from unit transactions                          44,617   1,109,009   1,153,626

TOTAL INCREASE IN NET ASSETS                     110,319   2,655,863   2,766,182

  NET ASSETS - beginning of period               298,126   5,776,706   6,074,832

  NET ASSETS - end of period                   $ 408,445 $ 8,432,569 $ 8,841,014

The accompanying notes are an integral part of these financial statements.


G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996

BOND PORTFOLIO

                                                      COST        MARKET VALUE
                                                                        PERCENTAGE
                                                                AMOUNT  OF NET ASSETS
INVESTMENT SECURITIES:

U.S. GOVERNMENT NOTES & BONDS -
2O,000 US Treasury Note, 7.000%, July l5, 2006        $ 19,977    $ 20,781    4.15%
10,000 US Treasury Bond, 5.875%, November l5, 2005       9,981       9,647    1.92%
15,000 US Treasury Note, 5.750%, September 30, 1997     14,969      14,991    2.99%
10,000 US Treasury Note, 6.125%, May 15, 1998            9,989      10,022    2.00%
15,000 US Treasury Note, 6.250%, August 31, 2000        14,924      15,056    3.00%
25,000 US Treasury Note, 6.125%, September 30, 2000     24,983      24,984    4.98%
10,000 US Treasury Note, 5.500%, December 31, 2000      19,822      19,538    3.90%
15,000 US Treasury Note, 5.250%, January 31, 2001       14,928      14,544    2.90%
25,000 US Treasury Note, 5.625%, February l5, 2006      24,955      23,664    4.72%
25,000 US Treasury Note, 6.125%, March 31, 1998         24,991      25,055    5.00%
20,000 US Treasury Note, 6.375%, March 31, 2001         19,966      20,131    4.02%
25,000 US Treasury Note, 6.875%, May l5, 2006           24,939      25,773    5.14%
10,000 US Treasury Note, 5.250%, January 31, 2001        9,759       9,691    1.93%

  Total U.S. Government Notes & Bonds                  234,183     233,877   46.66%

CORPORATE BONDS

CAPITAL EQUIPMENT
AEROSPACE & MILITARY TECHNOLOGY
  15,000 Lockheed Martin Corporation,
    6.750%, March 15, 2003                              15,900      14,949    2.98%

Total Capital Equipment                                 15,900      14,949    2.98%

CONSUMER GOODS
BEVERAGE & TOBACCO
  20,000 Coca-Cola Company, 6.000%, July 15, 2003       19,962      19,434    3.88%
  20,000 R.J.R Nabisco Holdings Corp.,
    6.700%, June 15, 2002                               19,505      19,718    3.93%

RETAIL TRADING
  25,000 Sears Roebuck & Company, 6.250%,
  January 15, 2004                                      23,680      24,121    4.81%

SPECIALTY CHEMICALS
  25,000 Eastman Chemical Company, 6.375%,
  January 15, 2004                                      25,141      24,306    4.85%

  Total Consumer Goods                                  88,288      87,579   17.47%

                  The accompanying notes are an integral part
                        of these financial statements.


G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996

BOND PORTFOLIO  (CONTINUED)                       COST          MARKET VALUE
                                                                        PERCENTAGE
                                                          AMOUNT        OF NET ASSETS
CORPORATE BONDS (CONTINUED)
FINANCE
  BANKING
    30,000 Citicorp, 6 750%, August 15, 2005    30,854      29,441      5.87%

  FINANCIAL SERVICES
  10,000 Ford Motor Credit Co., 6.850%,
    August 15, 2000                             10,004      10,106      2.02%
  20,000 General Electric Capital Corp.
    5.500%, November 01, 2001                   19,940      19,114      3.81%
  30,000 Merrill Lynch & Company, Inc.
    6.250%, October 15, 2008                    29,681      27,898      5.57%
  20,000 Salomon Inc., 6.750%,
    August 15, 2003                             19,905      19,453      3.88%

  Total Finance                                110,384     106,012      21.15%

SERVICES
  TELECOMMUNICATIONS
   20,000 Pacific Bell, 6.250%,
    March 01, 2005                              19,600      19,203      3.83%

  Total Services                                19,600      19,203      3.83%

  Total Corporate Bonds                        234,172     227,743     45.43%

PREFERRED STOCK

FINANCE
  FINANCIAL SERVICES
  600 The Bear Stearns Companies, Inc.,
    Class B                                     15,165      15,225      3.04%

  Total Preferred Stock                         15,165      15,225      3.04%

TOTAL INVESTMENT SECURITIES                    483,520     476,845     95.13%

CASH AND CASH EQUIVALENT:
Canandaigua National Bank Collective
  Fixed Income                                  16,393      16,393      3.27%

EXCESS OF RECEIVABLES OVER PAYABLES              8,029       8,029      1.60%

NET ASSETS                                    $507,942   $ 501,267    100.00%

The accompanying notes are an integral part of these financial statements.


G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996

                                     EQUITY PORTFOLIO

                                          COST              MARKET VALUE
                                                                    PERCENTAGE
                                                      AMOUNT      OF NET ASSETS
INVESTMENT SECURITIES:
COMMON STOCK -

CAPITAL EQUIPMENT
  AEROSPACE & MILITARY TECHNOLOGY
  4,000 Lockheed Martin Corporation       $ 354,151   $ 366,000         2.89%

  ELECTRICAL & ELECTRONICS
  3,500 General Electric Co                 338,616     346,063         2.74%

  FARM MACHINERY
  22,000 AGCO Corporation                   531,811     629,750         4.98%
  15,000 Deere & Company                    675,086     609,375         4.82%

  SEMICONDUCTORS
  4,500 Intel Corporation                   585,206     589,219         4.66%
  8,500 Vitesse Semiconductor Corporation   309,514     386,750         3.06%*

  INDUSTRIAL TECHNOLOGY
  11,000 U.S. Robotics Corp.                511,068     792,000         6.26%*

  Total Capital Equipment                 3,305,452   3,719,157         29.41 %

CONSUMER GOODS
  BEVERAGE & TOBACCO
  6,500 Anheuser Busch Companies, Inc.      265,664     260,000         2.06%

  PHARMACEUTICAL
  3,500 American Home Products Corp.        207,367     205,188         1.62%
  2,500 Bristol-Myers Squibb Co.            269,684     271,875         2.15%
  4,500 Merck & Co., Inc.                   275,055     356,625         2.82%
  4,000 Schering-Plough Corp.               261,989     259,000         2.05%
  5,000 Smithkline Beecham, p.l.c.          321,234     340,000         2.69%
  4,000 Warner-Lambert Co.                  315,489     300,000         2.37%

  Total Consumer Goods                    1,916,482   1,992,688         15.76%

SOFTWARE
  SOFTWARE
  12,500 ORACLE Corporation                 503,697     521,875         4.13%*
  20,000 Platinum Technology, Inc.          265,009     272,500         2.16%*
  6,000 CISCO Systems, Inc.                 349,777     381,750         3.02%*

  Total Software                          1,118,483   1,176,125         9.30%

FINANCE
  BANKING
  2,300 Wells Fargo & Co.                       638,982     620,425     4.91%

  FINANCIAL SERVICES
  9,000 American Guaranty Corporation           207,009     231,750     1.83%*
  15,000 First USA, Inc.                        435,581     519,375     4.11%
  12,000 MBNA Corporation                       358,460     498,000     3.94%

  Total Finance                               1,640,032   1,869,550    14.79%

SERVICES
  ENTERTAINMENT
  4,000 Walt Disney Co.                         252,610     278,500     2.20%

  BUSINESS & PUBLIC SERVICES
  11,450 Paychex, Inc.                          501,117     588,958     4.66%
  10,000 First Data Corporation                 373,709     365,000     2.89%

  TELECOMMUNICATIONS
  19,000 Frontier Corporation                   426,675     429,875     3.40%
  29,000 LCI International, Inc.                807,602     623,500     4.93%*
  24,000 World Communications, Inc.             511,482     625,500     4.95%*

  TRANSPORTATION
  20,000 Southwest Airlines Company             485,436     442,500     3.50%

  Total Services                              3,358,631   3,353,833     26.53%

SPECIALTY CHEMICAL
  SPECIALTY CHEMICAL
  2,500 Morton International, Inc.              102,184     101,875     0.81%

  Total Specialty Chemical                      102,184     101,875     0.81%

MULTI-INDUSTRY
  MULTI-INDUSTRY
  6,000 US Industries Group, Inc.               198,729     206,250     1.63%

  Total Multi-Industry                          198,729     206,250     1.63%

TOTAL INVESTMENT SECURITIES (COMMON STOCK)    11,639,993  12,419,478    98.23%

CASH AND CASH EQUIVALENT:
  Canandaigua National Bank
  Collective Equity Fund                          45,652      45,652     0.36%

EXCESS OF RECEIVABLES OVER PAYABLES              178,677     178,677     1.41%

NET ASSETS                                   $11,864,322 $12,643,807   100.00%

__________________________
*Non-income producing securities

The accompanying notes are an integral part of these financial statements.

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

(1)               ORGANIZATION

Canandaigua National Collective Investment Fund for Qualified Trusts (the Collective Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Collective Trust is designed for the investment of retirement funds held in certain qualified trusts. The Collective Trust was formed in September, 1992.

The Canandaigua National Bank and Trust Company (the Company) is the trustee of the Collective Trust (see Note 3).

(2)               SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES -

The financial statements have been prepared in conformity with generally accepted accounting principles and as such include amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS -

Interest bearing cash accounts are considered cash equivalents.

VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION -

Investments consist of debt and equity investment securities of the United States (U.S.) government and of corporations whose securities are traded on recognized U.S. securities exchanges. Investment securities are stated at market value based upon closing sales prices reported on recognized securities exchanges on the last business day of the year or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices on that date. The market value of investment securities is subject to daily fluctuations. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Collective Trust if acquired within 60 days of maturity or, if already held by the Collective Trust on the 60th day, based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Supervisory Committee of the Collective Trust.

The fair value of receivables for sale of investments and payables for purchase of investments are based on fair values as of the date of sale or purchase of the investment security.

The estimated fair value of individual investment securities held at December 31, 1996 are disclosed in the accompanying Schedule of Portfolio Investments.

As is customary in the industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is reported on the accrual basis. Dividend income is recorded on the ex-dividend date.

INCOME TAXES

It is the policy of the Collective Trust to comply with applicable requirements of the Internal Revenue Code. The Collective Trust is exempt from Federal income tax under Section 408 (e) of the Internal Revenue Code with respect to interests in the Collective Trust which are attributable to individual retirement trust accounts maintained in conformity with Section 408 (e) of the Internal Revenue Code, and exempt from Federal income tax under Section 501 (a) of the Internal Revenue Code with respect to interests in the Collective Trust which are attributable to pension or profit-sharing trusts (including those benefiting self-employed individuals) maintained in conformity with Section 401
(a) of the Internal Revenue Code. The Collective Trust is also not subject to taxation in New York State. For Federal income tax purposes, income earned by the Collective Trust is not taxable to participating trusts or participants until a participant receives a distribution from the Collective Trust. Withdrawals from the Collective Trust which are paid to participating trusts can be made at any time by participating trusts without penalty and without the amount withdrawn being subject to Federal income tax.

VALUATION OF SHARE UNITS -

The Declaration of Trust provides that the Collective Trust may issue an unlimited number of units of beneficial interest without par value. Currently, the Collective Trust is offering units in a bond and a stock portfolio. The unit shares are voting, non-assessable, and have no preemptive rights or preferences as to conversion, exchange, dividends or retirement. At December 31, 1996, the majority of unit holders are located in New York State. The net asset value per unit of each portfolio is determined by dividing the total value of the portfolio's net assets by the number of outstanding units of the portfolio. The net assets value per unit in the accompanying financial statements is calculated in consideration of all purchases and sales transacted during the year.

(3)               AGREEMENTS

The Company is the trustee of the Collective Trust under a Declaration of Trust dated September 9, 1992 Subject to the direction of the Supervisory Committee of the Collective Trust, which performs the duties and undertakes the responsibilities of the Board of Directors of an investment company, the Company manages all of the business and affairs of the Collective Trust.

The Collective Trust has entered into an Investment Management Agreement with the Company dated October 6, 1992. Under the terms of the agreement, the Company will manage the investment of the assets of each retirement portfolio in conformity with the stated objectives and policies of that portfolio. For these services, the Collective Trust will pay investment management fees to the Company, at the rate of 1% of assets annually. During 1994 the Supervisory Committee authorized a reduction of this fee for the bond portfolio to .5%.

In addition, the Company is responsible for certain other expenses incurred in the administration of the Collective Trust. The Company will reimburse the Collective Trust for the amount by which the expenses exceed the lower of (1) 1.5% of the average daily value of the Collective Trust's net assets during its fiscal year or (2) the most restrictive expense limitation applicable to the Collective Trust imposed by the securities laws of any state in which the units of the Collective Trust are sold.

The Northern Trust Company acts as custodian of the assets of the Collective Trust. Custodial fees paid by the Collective Trust are based on an agreed fee schedule for asset holdings and transactions.

The Collective Trust has entered into an accounting service agreement with American Data Services, Inc., for a three year period beginning January 1, 1996. Fees are based on monthly average net assets per portfolio. The agreement calls for an annual increase in fees based on a defined increase in the Consumer Price Index for the Northeast region. These fees are paid by the Company as part of its responsibility in the administration of the Collective Trust.

(4)               OTHER DISCLOSURES

Investment Securities Purchases and Sales -

During the year ended December 31, 1996, purchases and sales of investment securities, excluding cash and cash equivalent, amounted to the following:

                                          PORTFOLIO
                                    Bond        Equity
  Purchases                         $ 248,636   $ 38,231,652

  Sales                             $ 147,827   $ 36,180,749



The following is a summary of investment security activity since June 30, 1996:

                                          PORTFOLIO

                                    Bond        Equity
  Purchases                         $ 69,511    $ 22,614,191

  Sales -
                  Cost              $109,091    $ 20,830,965
                  Gain (1oss)         (1,077)      1,011,762

                        Total      $ 108,014    $ 21,842,727

UNREALIZED GAINS (LOSSES) ON INVESTMENTS -

 Gross unrealized gains (losses) on investments as of December 31, 1996 are as follows:

                                                            PORTFOLIO
                                                      Bond        Equity
Gross unrealized gains                                $   756      $1,126,130
Gross unrealized (losses)                             $(7,431)     $ (346,645)


G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                      SELECTED PER SHARE DATA AND RATIOS


                                   PORTFOLIO

                                    Bond                                        Equity
                                1996    1995    1994    1993*   1992 (a)        1996    1995    1994    1993*   1992 (a)
PER-SHARE INCOME AND
CAPITAL CHANGES
(For a share outstanding
throughout each period):
Investment income             $ 0.75    $0.91   $0.70   $0.53   (b)             $0.18   $0.18   $0.19   $0.30   (b)
Expenses                       (0.13)   (0.10)  (0.08)  (0.11)  (b)             (0.17)  (0.14)  (0.12)  (0.12)  (b)

   Net investment income        0.62     0.81    0.62    0.42   (b)              0.01    0.04    0.07    0.18   (b)
Net realized and
unrealized gain on investments (0.33)    1.43   (1.09)     --   (b)              2.95    2.78   (0.03)   0.41   (b)

   Net increase (decrease)
       in net asset value       0.29     2.24   (0.47)   0.42   (b)              2.96    2.82    0.04    0.59   (b)

Net asset value:

   Beginning of period         12.25    10.01   10.48   10.06    --             13.71   10.89   10.85   10.26    --

   End of period               12.54    12.25   10.01   10.48   10.06           16.67   13.71   10.89   10.85   10.26

RATIOS OF TOTAL EXPENSES TO

   AVERAGE NET ASSETS          1.09%    0.89%   0.77%   1.14%   (b)             1.12%   1.11%   1.09%   1.18%    (b)

RATIO OF NET INVESTMENT
INCOME TO

   AVERAGE NET ASSETS          5.17%    7.11%   6.16%    4.18%  (b)             0.03%   0.32%   0.69%   1.70%    (b)

PORTFOLIO TURNOVER            30.46%   14.13%  24.45%   62.96%  (b)             337.27% 375.30% 234.81% 165.68%  (b)

NUMBER OF SHARES OUTSTANDING
   AT END OF PERIOD           39,981    33,340  29,788  52,972  6,008           758,660 615,264 530,395 286,395 9,086

______________________________________
*Restated

(a) For the period of inception (September 9, 1992) through December 31, 1992.

(b) Insignificant.

The accompanying notes are an integral part of these financial statements.

G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                              PART C

                         OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  FINANCIAL STATEMENTS:

          Included in Prospectus:

               None

          Included in Statement of Additional Information:

          Independent Auditors' Report
          Statement of Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Schedule of Portfolio Investments:-
               Bond Portfolio
               Equity Portfolio
          Notes to Financial Statements
          Selected Per-Share Data and Ratios

     (b)  EXHIBITS:

 EXHIBIT
 NUMBER                      DOCUMENT

 1*          Declaration of Trust Dated September 9, 1992
 2*          Rules and Procedures of the Supervisory Committee
 3-4         None
 5*          Investment Management Agreement Dated  October 6, 1992 between the  Registrant and The Canandaigua National  Bank  and  Trust
             Company
6-7          None
 8           (See Investment Management Agreement, Exhibit No. 5)
 9           None
10*          Opinion of Underberg & Kessler
11.1**       Consent of Morga Jones & Hufsmith, P.C.
11.2*        Consent of Underberg & Kessler (Included in Exhibit No. 10)
12           None
13*          Agreements with initial Participating Trusts

14.1** The Canandaigua National Bank and Trust Company's IRA Trust Agreement Disclosure Statement

14.2         None
15           None
16           None

27**         Financial Data Schedule (filed only  with EDGAR submission per
                Reg. S-K, rule   601(c)(1)(v)

__________________________
*            Previously filed
**           Filed herewith


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

     At April 1, 1997, the number of Unitholders for each Retirement Portfolio was as follows:

     Bond Portfolio:   84
     Equity Portfolio: 837


ITEM 27. INDEMNIFICATION.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to members of the Supervisory Committee, officers and controlling persons of the Registrant and the Trustee pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a member of the Supervisory Committee, officer, or controlling person of the Registrant and the Trustee in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such member of the Supervisory Committee, officer or controlling person or the Trustee in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


     The Declaration of Trust provides with regard to indemnification that:

     (a) The Collective Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Collective Trust) by reason of the fact that he is or was a Trustee, employee of the Trustee performing the duties of the Trustee, member of the Supervisory Committee or officer of the Collective Trust or is or was serving at the request of the Collective Trust as a director or officer of another corporation, or was an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Collective Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonable believed to be in, or not opposed to, the best interests of the Collective Trust, and, with respect to any criminal action or proceedings that he had reasonable cause to believe that is conduct was unlawful.

     (b) The Collective Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or complete action or suit by or in the right of the Collective Trust to procure a judgment in its favor by reason of the fact that he is or was a Trustee, employee of the Trustee performing the duties of the Trustee, member of the Supervisory Committee or officer of the Collective Trust or is or was serving at the request of the Collective Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Collective Trust except, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Collective Trust unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

     (c) To the extent that a Trustee, employee of the Trustee performing the duties of the Trustee, member of the Supervisory Committee or officer of the collective Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsection (a) or
(b) or in defense of any claim, issue or matter therein, he shall be indemnified, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

     (d) Except as provided in subsection (c), any indemnification under subsection (a) or (b) (unless ordered by a court) shall be made by the Collective Trust only as permitted under any applicable provisions of Title I of the Employee Retirement Income Security Act of 1974, as amended, and as authorized in the specific case upon a determination that indemnification of a Trustee, employee of the Trustee performing the duties of the Trustee, member of the Supervisory Committee or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in subsection (a), (b) or (h). Such determination shall be made (1) by the Supervisory Committee by a majority vote of a quorum consisting of members who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion.

     (e) Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Collective Trust in advance of the final disposition of such action, suit or proceeding as authorized by the Supervisory Committee upon receipt of an undertaking by or on behalf of the Trustee, employee of the Trustee performing the duties of the Trustee, member of the Supervisory Committee or officer to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Collective Trust as authorized in this Article; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

     (f) The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of the Participating Trusts or disinterested members of the Supervisory Committee or otherwise, both as to action in his official capacity and as to action in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee of the Trustee performing the duties of the Trustee, member of the Supervisory Committee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

     (g) The Collective Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, employee of the Trustee performing the duties of the Trustee, member of the Supervisory Committee or officer of the Trust, or is or was serving at the request of the Collective Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Collective Trust shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of the Employee Retirement Income Security Act of 1974, as amended.

     (h)  Anything to the contrary in the foregoing subsections (a) through
(g) notwithstanding, no Trustee, employee of the Trustee performing the duties of the Trustee, member of the Supervisory Committee or officer shall be indemnified against any liability to the Trust or the Participating Trusts to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and no Trustee, member of the Supervisory Committee or officer shall be indemnified in any other case in which the Investment Company Act would restrict or prohibit such indemnification.

     The Declaration of Trust also provides that:

     In case any Participating Trust or former Participating Trust shall be held to be personally liable solely by reason of its being or having been a Participating Trust and not because of its acts or omissions or for some other reason, the Participating Trust or former Participating Collective Trust or its successor shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Collective Trust shall, upon request by the Participating Trust, assume the defense of any claim made against any Participating Trust for any act or obligation of the Collective Trust and satisfy any judgment thereon.

     With respect to members of the Supervisory Committee who are not interested persons within the meaning of the Investment Company Act, The Canandaigua National Bank and Trust Company has agreed to indemnify and hold such persons harmless, in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, brought against such persons in their capacity as members of the Supervisory Committee against expenses (including attorneys' fees) actually and reasonably incurred by such persons in connection with the defense of such action, suit or proceeding, provided such persons acted in good faith and in a manner they reasonably believed to be in or not opposed to the best interests of the Collective Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that their conduct was unlawful. The Canandaigua National Bank and Trust Company has no obligation to indemnify such persons for any judgment, fine, or amount imposed on or payable by such persons as a result of any determination of liability in connection with any such action, suit or proceeding or for any amount paid in settlement thereof.

     The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that such persons did not act in good faith and in a manner which they reasonably believed to be in or not opposed to the best interests of the Collective Trust, and, with respect to any criminal act or proceeding, had reasonable cause to believe that their conduct was unlawful.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

     See "ADMINISTRATION OF THE COLLECTIVE TRUST" in the Prospectus and "ADMINISTRATION OF THE COLLECTIVE TRUST" in the Statement of Additional Information for a description of the investment manager.

     The following are, for the investment adviser, the directors and senior officers who are or have been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee and a description of such business, profession, vocation or employment of a substantial nature and, if engaged in the capacity of director, officer, employee, partner or trustee, the name and principal business address of the company with which the person specified is so connected and the nature of such connection:

                                                                   OTHER BUSINESS,
                                   POSITION WITH                    PROFESSION OR
       NAME                           ADVISOR                         VOCATION
GEORGE W. HAMLIN, IV        President, Chief Executive              President and
                              Officer, Trust Officer               Director of CNC
                                   and Director

PATRICIA A. BOLAND                   Director                    Executive Director,
                                                                 Granger Homestead;
                                                                   Director of CNC

DANIEL P. FULLER               Director                            Owner, Bristol Mountain Ski
                                                                          Resort


DAVID HAMLIN, JR.              Director                         Farmer, Director of CNC

FRANK H. HAMLIN                Director                          President, Sonnenberg Gardens,
                                                                        Director of sCNC

STEPHEN D. HAMLIN              Director                         President, Draper Development
                                                                    Corp.
                                                                   Director of CNC

PAUL R. KELLOGG                Director                             Retired; Director of CNC

ELDRED M. SALE                 Director                         Retired; Director of CNC

ROBERT G. SHERIDAN            Senior Vice President,           Secretary and Director
                               Cashier and Director                    of CNC

CAROLINE C. SHIPLEY                  Director                    Educator and Area II Director,
                                                                   New York State School Board
                                                                          Association;
                                                                         Director of CNC


ALAN J. STONE                   Director and                   Managing Partner,
                                  Chairman of the                 Stone Properties;
                                       Board                       Director of CNC



ITEM 29. PRINCIPAL UNDERWRITERS.

     (a)  The  SEC may regard  The  Canandaigua  National  Bank  and  Trust
Company, 72 South Main Street, Canandaigua, New York 14424 as the Registrant's statutory principal underwriter.


     (b) Information with respect to each director and senior officer of The Canandaigua National Bank and Trust Company is furnished in the following table:

 NAME AND PRINCIPAL                 POSITIONS WITH                   POSITIONS WITH
  BUSINESS ADDRESS                    UNDERWRITER                      REGISTRANT
GEORGE W. HAMLIN, IV          President, Chief Executive                  None
   CANANDAIGUA, NY            Officer, Trust Officer and
                                       Director

 PATRICIA A. BOLAND                    Director                           None
   CANANDAIGUA, NY

  DANIEL P. FULLER                     Director                           None
   Canandaigua, NY


  DAVID  HAMLIN, JR.                    Director                           None
Bloomfield, NY

   FRANK H. HAMLIN                     Director                           None
   Canandaigua, NY

  STEPHEN D. HAMLIN                    Director                           None
   Canandaigua, NY

   PAUL R. KELLOGG                     Director                           None
   Canandaigua, NY

   ELDRED M. SALE                      Director                           None
     Victor, NY

 ROBERT G. SHERIDAN             Senior Vice President,                    None
   Canandaigua, NY               Cashier and Director

 CAROLINE C. SHIPLEY                   Director                           None
   Canandaigua, NY

    ALAN J. STONE                    Director and                         None
     Honeoye, NY                 Chairman of the Board

   JAMES C. MINGES               Senior Vice President                    None
   Canandaigua, NY

  GREGORY S. MACKAY              Senior Vice President            Treasurer and Member
   Canandaigua, NY                                                       of the
                                                                  Supervisory Committee
RICHARD M. HAWKS, JR.            Senior Vice President                    None
   Canandaigua, NY                 and Trust Officer

   DAVID R. MORROW               Senior Vice President                    None
   Canandaigua, NY

(c)  Not applicable.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     The Collective Trust, or The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424 on the
Collective Trust's behalf, will maintain physical possession of each account, book or other document of the Collective Trust.

ITEM 31. MANAGEMENT SERVICES.
     Not applicable.

ITEM 32. UNDERTAKINGS.

     (a)  Not applicable.

     (b)  Not applicable.

G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 and by authorization of a power of attorney filed with the Securities and Exchange Commission, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized as attorney-in-fact for the officers and members of the Supervisory Committee of the Registrant, in Canandaigua, New York on the 29th day of April, 1997.


                       CANANDAIGUA NATIONAL
                    COLLECTIVE INVESTMENT FUND
                       FOR QUALIFIED TRUSTS

                       By:  /s/ Robert J. Swartout
                       _______________________________________

                            Robert    J.   Swartout,   Secretary   of   the
                            Supervisory
                            Committee and as attorney-in-fact for Robert J. Craugh, Chairman of the Supervisory Committee, Gregory S. MacKay, Treasurer and member of the Supervisory Committee, and Robert N. Coe and Donald C. Greenhouse, members of the Supervisory Committee.

G:\UKC\CANNATBK\GENSEC\N-1A\N1APEA5.REG

                           EXHIBIT INDEX





EXHIBIT
NUMBER                         DOCUMENT DESCRIPTION
99.B1*          Declaration of Trust Dated September 9, 1992
99.B2*          Rules and Procedures of the Supervisory Committee
99.B3           None
99.B4           None
99.B5*          Investment Management Agreement Dated  October 6, 1992 between the  Registrant and The Canandaigua National  Bank  and  Trust
                Company
99.B6            None
99.B7            None
99.B8           (See Investment Management Agreement, Exhibit No. 5)
99.B9            None
99.B10*          Opinion of Underberg & Kessler
99.B11.1**       Consent of Morga Jones & Hufsmith, P.C.
99.B11.2*        Consent of Underberg & Kessler (Included in Exhibit No. 10)
99.B12           None
99.B13*          Agreements with initial Participating Trusts

99.B14.1**       The Canandaigua  National  Bank  and Trust Company's IRA Trust
                 Agreement Disclosure Statement

99.B14.2         None
99.B15           None
99.B16           None

27**         Financial Data Schedule (filed only  with EDGAR submission per
                Reg. S-K, rule   601(c)(1)(v)

__________________________
*            Previously filed
**           Filed herewith

